UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-CSRS
________
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22209
Global X Funds
 (Exact name of registrant as specified in charter)
________
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
Luis Berruga
Global X Management Company LLC
600 Lexington Ave, 20th Floor
New York, NY 10022
 (Name and address of agent for service)

With a copy to:
Lisa K. Whittaker, Esquire Global X Management Company LLC 600 Lexington Ave, 20th Floor New York, NY 10022	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440
Date of fiscal year end: November 30, 2019
Date of reporting period: May 31, 2019

Item 1.    Reports to Stockholders.
The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Global X MLP ETF (ticker: MLPA)

Semi-Annual Report

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	7
Disclosure of Fund Expenses	20
Supplemental Information	22

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		May 31, 2019 (Unaudited)
Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.7%
Energy — 99.7%
Andeavor Logistics	1,214,761	$42,370,864
Buckeye Partners	1,101,507	44,897,425
Cheniere Energy Partners	702,904	29,339,213
Crestwood Equity Partners	461,435	16,394,786
DCP Midstream	1,319,621	40,142,871
Enable Midstream Partners	1,529,889	19,873,258
Energy Transfer	5,582,873	76,708,675
Enterprise Products Partners	3,184,540	88,816,821
EQM Midstream Partners	946,750	40,804,925
Genesis Energy	1,886,914	41,172,463
Holly Energy Partners	787,003	20,926,410
Magellan Midstream Partners	1,194,499	73,461,689
MPLX	1,740,041	53,210,454
NGL Energy Partners	1,962,380	29,121,719
NuStar Energy	1,511,763	40,757,130
Phillips 66 Partners	868,328	41,662,377
Plains All American Pipeline	2,632,716	59,525,709
Shell Midstream Partners	2,059,202	43,305,018
TC PipeLines	1,016,970	36,844,823
Western Midstream Partners	1,422,339	41,518,075
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $811,577,633)		880,854,705
TOTAL INVESTMENTS — 99.7%
(Cost $811,577,633)		$880,854,705

Percentages are based on Net Assets of $883,601,454.

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
1

Statement of Assets and Liabilities
May 31, 2019 (Unaudited)

Global X MLP ETF
Assets:
Cost of Investments	$811,577,633
Investments, at Value	$880,854,705
Cash	57,753
Receivable for Investment Securities Sold	21,071,688
Prepaid Expenses	73,278
Total Assets	902,057,424
Liabilities:
Payable for Investment Securities Purchased	18,095,552
Payable due to Investment Adviser	345,510
Other Accrued Expenses	8,597
Franchise Tax Payable	6,311
Total Liabilities	18,455,970
Net Assets	$883,601,454
Net Assets Consist of:
Paid-in Capital	$954,138,703
Total Distributable Loss	(70,537,249)
Net Assets	$883,601,454
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	103,000,000
Net Asset Value, Offering and Redemption Price Per Share	$8.58

The accompanying notes are an integral part of the financial statements.
2

Statement of Operations
For the period ended May 31, 2019 (Unaudited)

Global X MLP ETF
Investment Income:
Distributions From Master Limited Partnership	$39,520,971
Less: Return of Capital Distribution	(39,520,971)
Interest Income	14,740
Total Investment Income	14,740
Supervision and Administration Fees(1)	1,945,582
Custodian Fees	14,842
Total Expenses	1,960,424
Net Expenses	1,960,424
Net Investment Loss	(1,945,684)
Net Realized Loss on:
Investments	(15,606,014)
Net Realized Loss on Investments and Foreign Currency Transactions	(15,606,014)
Net Change in Unrealized Appreciation on:
Investments	57,688,670
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	57,688,670
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	42,082,656
Net Increase in Net Assets Resulting from Operations	$40,136,972

(1)  The Supervision and Administration fees include fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
3

Statements of Changes in Net Assets

	Global X MLP ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations:
Net Investment Loss	$(1,945,684)	$(3,934,605)
Net Realized Loss on Investments and Foreign Currency Transactions	(15,606,014)	(43,054,936)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	57,688,670	17,517,352
Net Increase (Decrease) in Net Assets Resulting from Operations	40,136,972	(29,472,189)
Distributions	—	(2,069,049)
Return of Capital	(36,780,975)	(70,776,726)
Capital Share Transactions:
Issued	163,389,444	466,223,373
Redeemed	(111,766,087)	(228,237,171)
Increase in Net Assets from Capital Share Transactions	51,623,357	237,986,202
Total Increase in Net Assets	54,979,354	135,668,238
Net Assets:
Beginning of Period	828,622,100	692,953,862
End of Period	$883,601,454	$828,622,100
Share Transactions:
Issued	19,150,000	49,000,000
Redeemed	(13,200,000)	(25,550,000)
Net Increase in Shares Outstanding from Share Transactions	5,950,000	23,450,000

The accompanying notes are an integral part of the financial statements.
4

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)
Global X MLP ETF
2019 (Unaudited)	8.54	(0.02)	0.42	0.40	—	(0.36)	(0.36)	8.58
2018	9.42	(0.04)	(0.07)	(0.11)	(0.02)	(0.75)	(0.77)	8.54
2017	11.24	(0.05)	(0.98)	(1.03)	(0.00)	(0.79)	(0.79)	9.42
2016	10.56	(0.07)	1.58	1.51	(0.02)	(0.81)	(0.83)	11.24
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)	10.56
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45

The accompanying notes are an integral part of the financial statements.
5

Financial Highlights

		Ratio of Expenses to Average Net Assets					Ratio of Investment Income/(Loss) to Average Net Assets
Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)		Net Tax Expense (%)	Total Expenses (%)		Before Net Tax Benefit (%)	Net Tax Benefit (%)	Net Investment Loss (%)	Portfolio Turnover (%)†

4.82	883,601	0.45	@	—	0.45	@	(0.45)	—	(0.45)@	35.35
(1.72)	828,622	0.45		(0.00)	0.45		(0.45)	—	(0.45)	30.35
(9.85)	692,954	0.46		(0.11)	0.35		(0.46)	—	(0.46)	35.11
15.34	373,566	0.47		0.03	0.50		(0.47)	(0.23)	(0.70)	37.20
(31.08)	182,127	0.45		(4.81)	(4.36)		(0.44)	(0.18)	(0.62)	47.44
7.95	142,279	0.47		3.52	3.99		(0.47)	0.17	(0.30)	30.65

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	Annualized.
†	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
6

Notes to Financial Statements
May 31, 2019 (Unaudited)

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2019, the Trust had one hundred portfolios, seventy of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (the “Fund”). The Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
MLPs – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations

7

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day, the Fund does not invest in foreign securities as of May 31, 2019.

8

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2019, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

9

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2019, there have been no significant changes to the Fund’s fair valuation methodology.
FEDERAL INCOME TAXES – The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state corporate income tax. Currently, the federal income tax rate for a corporation is 21 percent. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity-level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Fund expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Fund.
Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates

10

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
or assumptions related to the Fund’s deferred tax liabilities as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the period ended May 31, 2019, the Fund did not incur any interest or penalties.
Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.
The Fund’s income tax expense/(benefit) consists of the following:
For the period ended May 31, 2019:
	Current MLP	Deferred MLP	Total MLP
Federal	$–	$8,386,466	$8,386,466
State	–	938,484	938,484
Valuation allowance	–	(9,324,950)	(9,324,950)
Total tax expense (benefit)	$–	$–	$–

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.
Components of the Fund’s deferred tax assets and liabilities are as follows:
For the period ended May 31, 2019
MLP
Deferred tax assets:
Net operating loss carryforward	$9,414,445
Capital loss carryforward	11,536,152
Other	612,367
Less valuation allowance	(15,004,288)

Deferred tax liabilities:
Net unrealized gain on investment securities	(6,558,676)
Net Deferred Tax Asset	$–

11

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given by the Fund to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Tax Cuts and Jobs Act (TCJA) eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. Therefore, net operating losses that may be generated by the Fund this year are eligible to be carried forward indefinitely to offset income generated by the Fund in those years but are no longer eligible to be carried back. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.
The Fund has estimated net operating loss carryforwards for federal income tax purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2017	$3,306,099	11/30/2037
	11/30/2019	$37,012,725	Indefinite

The Fund has estimated capital loss carryforwards for federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$13,967,762	11/30/2021
	11/30/2018	$10,403,466	11/30/2023
	11/30/2019	$25,034,132	11/30/2024

Based upon the Fund’s assessment, it has been determined that it is not more likely than not that a portion of the Fund’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.
Total income tax expense/(benefit) (current and deferred) during the period ended May 31, 2019, differs from the amount computed by applying the federal statutory

12

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:
For the period ended May 31, 2019:
	MLP
Income tax (benefit) at statutory rate	$8,428,764	21.00%
State income taxes (net of federal benefit)	943,219	2.35%
Permanent differences, net	(47,160)	-0.12%
Other adjustments	127	0.00%
Change in valuation allowance	(9,324,950)	-23.23%
Net income tax expense/(benefit)	$–	0.00%
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2018, 2017, 2016 and 2015 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund has accrued a state franchise tax liability for the period ended May 31, 2019. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based on the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state tax returns in several states.
The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP ETF	$852,766,158	$52,114,625	$(24,026,078)	$28,088,547

13

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of partnership adjustments, differing cost relief methodologies, and wash sales adjustments from the Fund’s investments in MLPs.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund intends to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion.
The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability. The Fund’s quarterly distributions are in an amount that is approximately equal to the distributions the Fund receives from its investments, including the MLPs in which it invests, less the actual, estimated or anticipated expenses of the Fund, including taxes imposed on the Fund (if any). Based on its investment objective and strategies, the Fund’s distributions normally will be comprised of ordinary income, tax-deferred returns of capital, and/or capital gains for U.S. federal income tax purposes. If the Fund pays return of capital distributions to shareholders, such distributions   are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.
For the year ended November 30, 2018, the Fund made the following tax basis distributions from MLP distributions received:
MLP
Net investment income	$(2,069,049)
Return of capital	(70,776,726)
Total	$(72,845,775)

14

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS –The Fund issues and redeems its shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2019	Redemption Fee
Global X MLP ETF	50,000	$250	$429,000	$250

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters

15

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
and provides or causes to be furnished all supervisory,  administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services, (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services  (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is  essentially an “all-in” fee structure.  For the Adviser’s services to the Fund, under the supervision and administration agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Fund bears other expenses that are not covered by the supervision and administration agreement, which may vary and  affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rate of supervision and administration fees paid by the Fund pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X MLP ETF	0.45%
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
Cohen & Company, Ltd. (“Cohen”) prepares Federal Form 1120 and state tax returns for the Fund. In addition, among other things, Cohen has been engaged to assist the Fund in the calculation of the current and deferred tax provisions for financial statement purposes for the Fund’s year ended November 30, 2018.
SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its

16

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Fund for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Fund’s assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2019, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2019	Purchases	Sales and Maturities
Global X MLP ETF	$301,727,756	$453,673,143

For the period/year ended May 31, 2019 and November 30, 2018, in-kind transactions associated with creations and redemptions were, respectively:

2019	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$163,117,490	$–	$–

2018	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$466,540,389	$–	$–
For the period ended May 31, 2019, there were no purchases or sales of long-term U.S. Government securities by the Fund.
5. CONCENTRATION OF RISKS
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Fund may utilize a representative sampling

17

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

5. CONCENTRATION OF RISKS (continued)
strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in its underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not its underlying index).
Under normal circumstances, the Fund invests at least 80% of its total assets in securities of its underlying index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.
MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.
A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.
6. LOANS OF PORTFOLIO SECURITIES
The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2019, the Fund had no securities on loan.

18

Notes to Financial Statements (concluded)
May 31, 2019 (Unaudited)

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown.
However, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
8. REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
9. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is evaluating the impact of this new guidance on the financial statements and disclosures.
10. SUBSEQUENT EVENTS
The Fund has been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.
END

19

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2018 to May 31, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

20

Disclosure of Fund Expenses (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,048.20	0.45%	$2.30
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

21

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV.  The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.globalxetfs.com.

22

Notes

Notes

Notes

Notes

Notes

Notes

600 Lexington Avenue, 20th Floor
New York, NY 10022
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-SA-005-0700

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X SuperDividend® Alternatives ETF (ticker: ALTY)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X TargetIncomeTM 5 ETF (ticker: TFIV)
Global X TargetIncomeTM Plus 2 ETF (ticker: TFLT)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Semi-Annual Report

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X MLP & Energy Infrastructure ETF	1
Global X U.S. Preferred ETF	3
Global X SuperDividend® Alternatives ETF	16
Global X S&P 500® Quality Dividend ETF	20
Global X TargetIncomeTM 5 ETF	24
Global X TargetIncomeTM Plus 2 ETF	26
Global X Adaptive U.S. Factor ETF	28
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	45
Notes to Financial Statements	49
Disclosure of Fund Expenses	62
Supplemental Information	64

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 76.7%
Energy — 76.7%
Antero Midstream	2,166,904	$26,479,567
Archrock	1,132,720	10,047,226
Cheniere Energy *	577,696	36,498,833
Enbridge^	2,116,142	78,022,155
EnLink Midstream	2,039,845	21,173,591
Equitrans Midstream	1,139,060	22,621,732
Kinder Morgan	3,839,504	76,598,105
ONEOK	895,251	56,955,869
Pembina Pipeline	1,557,794	55,566,512
Plains GP Holdings, Cl A	1,129,142	25,428,278
SemGroup, Cl A	759,524	9,577,598
Tallgrass Energy, Cl A	1,267,648	30,157,346
Targa Resources	926,951	35,650,535
TC Energy	1,628,322	79,266,715
Williams	2,522,068	66,532,154
TOTAL COMMON STOCK
(Cost $618,920,084)		630,576,216

MASTER LIMITED PARTNERSHIPS — 24.1%
Energy — 24.1%
Andeavor Logistics	155,225	5,414,248
Buckeye Partners	267,628	10,908,517
Cheniere Energy Partners	69,546	2,902,850
Crestwood Equity Partners	52,036	1,848,839
DCP Midstream	158,134	4,810,436
Enable Midstream Partners	148,816	1,933,120
Energy Transfer	2,639,744	36,270,083
Enterprise Products Partners	1,355,076	37,793,070
EQM Midstream Partners	145,438	6,268,378

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments	May 31, 2019 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Genesis Energy	189,757	$4,140,498
Holly Energy Partners	76,904	2,044,877
Magellan Midstream Partners	395,986	24,353,139
MPLX	503,394	15,393,788
NuStar Energy	148,746	4,010,192
Phillips 66 Partners	96,867	4,647,679
Plains All American Pipeline	766,578	17,332,329
Shell Midstream Partners	211,774	4,453,607
TC PipeLines	104,074	3,770,601
Western Midstream Partners	352,107	10,278,003
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $189,236,627)		198,574,254
TOTAL INVESTMENTS — 100.8%
(Cost $808,156,711)		$829,150,470

Percentages are based on Net Assets of $822,804,249.

*	Non-income producing security.
^	Canadian security listed on New York Stock Exchange and Toronto Stock Exchange.

Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA— 1.5%
Financials — 1.5%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	19,047	$489,889
Aspen Insurance Holdings, 5.625%	17,290	424,815
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	28,511	732,448
Enstar Group, 7.000%	7,162	181,628
PartnerRe, 7.250%	20,899	557,585
PartnerRe, 6.500%	11,043	291,425
RenaissanceRe Holdings, 5.750%	17,298	433,315
RenaissanceRe Holdings, 5.375%	19,035	466,929
TOTAL BERMUDA		3,578,034
CANADA— 0.6%
Energy — 0.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	19,932	527,002

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	43,363	$1,145,650
TOTAL CANADA		1,672,652
GERMANY— 1.4%
Financials — 1.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	57,611	1,398,219
Deutsche Bank Contingent Capital Trust V, 8.050%	97,753	2,496,612
TOTAL GERMANY		3,894,831
NETHERLANDS— 1.5%
Financials — 1.5%
Aegon, 6.500%	34,776	868,357
Aegon, 6.375%	70,674	1,803,601
ING Groep, 6.125%	50,475	1,297,207
TOTAL NETHERLANDS		3,969,165
SPAIN— 0.1%
Financials — 0.1%
Banco Santander, 4.000%, VAR ICE LIBOR USD 3 Month+0.520%	14,511	329,400
UNITED KINGDOM— 1.3%
Financials — 1.3%
HSBC Holdings, 6.200%	92,123	2,386,907
Prudential, 6.750%	17,304	450,769
Prudential, 6.500%	21,346	563,961
TOTAL UNITED KINGDOM		3,401,637
UNITED STATES— 93.2%
Communication Services — 4.7%
AT&T, 5.625%	59,339	1,552,308
AT&T, 5.350%	93,354	2,407,600

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Communication Services — continued
Qwest, 7.000%	16,255	$413,202
Qwest, 6.875%	34,773	874,541
Qwest, 6.750%	47,694	1,160,872
Qwest, 6.625%	28,472	708,953
Qwest, 6.500%	69,143	1,589,598
Qwest, 6.125%	55,918	1,252,004
Telephone & Data Systems, 7.000%	20,791	523,102
Telephone & Data Systems, 5.875%	13,421	318,480
United States Cellular, 7.250%	19,053	495,569
United States Cellular, 7.250%	21,327	565,805
United States Cellular, 6.950%	24,329	612,847
		12,474,881
Consumer Discretionary — 0.9%
Brunswick, 6.625%	8,559	221,593
Brunswick, 6.500%	12,759	329,182
eBay, 6.000%	54,008	1,422,030
QVC, 6.375%	15,935	396,941
		2,369,746
Energy — 0.8%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	11,087	265,534
Nabors Industries, 6.000%	9,875	198,093
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	11,872	278,398
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	27,377	549,730
NuStar Logistics, 9.331%, VAR ICE LIBOR USD 3 Month+6.734%	28,691	721,579
		2,013,334
Financials — 61.3%
Allstate, Ser E, 6.625%	53,846	1,373,612

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Allstate, 6.250%	17,760	$454,656
Allstate, 5.625%	19,919	504,150
Allstate, 5.625%	41,593	1,079,338
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	34,775	878,417
American Financial Group, 6.000%	10,308	272,440
Apollo Global Management, 6.375%	21,318	541,477
Arch Capital Group, 5.450%	23,444	573,440
Arch Capital Group, 5.250%	32,069	751,697
Ares Management, 7.000%	22,080	587,107
Associated Banc-Corp, 5.875%	6,987	181,173
Assurant, 6.500%	5,120	545,075
Assured Guaranty Municipal Holdings, 6.250%	15,894	415,151
Axis Capital Holdings, 5.500%	38,256	939,567
Bank of America, 7.250%	5,480	7,289,003
Bank of America, 6.625%	77,712	1,978,547
Bank of America, 6.500%	77,715	1,999,607
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	74,190	1,956,390
Bank of America, 6.200%	77,705	2,042,087
Bank of America, 6.000%	95,275	2,527,646
Bank of America, 6.000%	63,642	1,690,968
Bank of America, 5.875%	60,397	1,585,421
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	26,995	588,221
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	21,943	487,573
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	43,928	953,238
Bank of America, 3.171%, VAR ICE LIBOR USD 3 Month+0.650%	37,536	731,952

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of New York Mellon, 5.200%	41,120	$1,032,112
BB&T, 5.850%	41,612	1,053,200
BB&T, 5.625%	32,625	838,462
BB&T, 5.625%	81,234	2,038,973
BB&T, 5.200%	32,091	792,327
BB&T, 5.200%	35,008	864,698
Brighthouse Financial, 6.250%	26,696	682,083
Capital One Financial, Ser D, 6.700%	34,775	884,328
Capital One Financial, Ser C, 6.250%	34,773	878,366
Capital One Financial, 6.200%	34,776	895,830
Capital One Financial, Ser B, 6.000%	62,906	1,582,715
Capital One Financial, 6.000%	35,137	914,967
Capital One Financial, 5.200%	43,403	1,080,301
Carlyle Group, 5.875%	28,483	667,072
Charles Schwab, 6.000%	42,180	1,101,742
Charles Schwab, 5.950%	52,597	1,375,938
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	67,132	1,862,242
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	105,454	2,864,131
Citigroup, 6.300%	73,136	1,902,267
Citigroup Capital XIII, 8.953%, VAR ICE LIBOR USD 3 Month+6.370%	160,138	4,373,369
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	31,961	879,567
First Republic Bank, 5.500%	10,551	267,995
First Republic Bank, 5.500%	13,102	332,791
First Republic Bank, 5.500%	21,318	542,330
GMAC Capital Trust I, Ser 2, 8.303%, VAR ICE LIBOR USD 3 Month+5.785%	190,053	4,907,168
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	48,963	1,323,470

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.300%	48,678	$1,283,152
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	70,667	1,826,035
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	14,097	279,685
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	54,271	1,061,541
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	52,189	986,894
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	43,303	1,230,671
Hartford Financial Services Group, 6.000%	23,939	629,117
Huntington Bancshares, 6.250%	43,362	1,133,483
JPMorgan Chase, 6.300%	62,243	1,585,952
JPMorgan Chase, 6.150%	81,224	2,121,571
JPMorgan Chase, 6.125%	100,910	2,590,360
JPMorgan Chase, 6.100%	100,551	2,613,320
JPMorgan Chase, 5.750%	121,153	3,189,958
JPMorgan Chase, 5.450%	63,648	1,635,117
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	36,205	1,009,033
KeyCorp, 5.650%	30,297	759,243
KKR, 6.750%	24,572	649,438
Legg Mason, 6.375%	17,305	466,889
Legg Mason, 5.450%	34,763	866,989
MetLife, 5.625%	57,914	1,507,501
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	41,735	936,116
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	60,981	1,704,419
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	60,106	1,668,543

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser G, 6.625%	34,774	$887,432
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	70,654	1,894,940
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	70,666	1,865,582
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	77,814	1,596,743
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	35,822	941,761
New York Community Capital Trust V, 6.000%	5,370	255,773
Northern Trust, 5.850%	28,525	740,224
Oaktree Capital Group, 6.625%	12,795	326,400
Oaktree Capital Group, 6.550%	16,657	422,588
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	17,296	445,199
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	105,824	2,824,442
PNC Financial Services Group, 5.375%	34,126	854,515
Prospect Capital, 6.250%	15,403	387,848
Prudential Financial, 5.750%	41,617	1,049,997
Prudential Financial, 5.700%	51,261	1,285,626
Prudential Financial, 5.625%	41,587	1,101,224
Regions Financial, Ser A, 6.375%	34,773	876,627
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	34,783	943,663
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	28,525	765,896
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	28,513	758,731
SLM, 4.311%, VAR ICE LIBOR USD 3 Month+1.700%	6,919	448,213
State Street, 6.000%	54,033	1,367,035

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	53,987	$1,435,514
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	34,774	908,992
State Street, 5.250%	34,766	864,283
Stifel Financial, 6.250%	10,308	266,049
Stifel Financial, 5.200%	15,546	382,121
SunTrust Banks, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	12,406	272,932
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	13,798	361,645
TCF Financial, 5.700%	12,040	301,602
Torchmark, 6.125%	21,336	565,404
Unum Group, 6.250%	21,319	553,015
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	77,699	2,088,549
US Bancorp, 5.500%	40,426	1,055,119
US Bancorp, 4.500%	34,766	869,498
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	72,024	1,394,385
Valley National Bancorp, 5.500%, VAR ICE LIBOR USD 3 Month+3.578%	6,804	176,292
Webster Financial, 5.250%	11,136	271,384
Wells Fargo, 7.500%	7,055	9,347,875
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	59,407	1,667,554
Wells Fargo, 6.000%	57,586	1,462,684
Wells Fargo, 6.000%	70,670	1,836,007
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	121,648	3,116,622
Wells Fargo, 5.700%	70,676	1,812,133
Wells Fargo, 5.625%	49,773	1,263,239

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.500%	81,236	$2,059,333
Wells Fargo, 5.250%	45,184	1,127,341
Wells Fargo, 5.200%	54,056	1,349,238
Wells Fargo, 5.125%	46,961	1,170,268
WR Berkley, 5.750%	20,610	515,456
WR Berkley, 5.700%	12,753	321,631
WR Berkley, 5.625%	24,918	635,409
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	9,504	254,802
		162,348,259
Health Care — 1.9%
Becton Dickinson, 6.125%	88,167	5,128,674
Industrials — 2.3%
Fortive, 5.000%	2,466	2,432,736
GATX, 5.625%	10,303	270,557
Pitney Bowes, 6.700%	30,308	606,160
Stanley Black & Decker, 5.750%	54,030	1,372,902
Stanley Black & Decker, 5.375%	13,521	1,260,698
		5,943,053
Materials — 0.6%
International Flavors & Fragrances, 6.000%	29,672	1,539,680
Real Estate — 9.7%
American Homes 4 Rent, 6.500% ‡	18,618	501,755
American Homes 4 Rent, 6.350% ‡	16,296	436,407
American Homes 4 Rent, 6.250% ‡	8,049	207,825
American Homes 4 Rent, 5.875% ‡	10,652	262,678
CBL & Associates Properties, Ser D, 7.375% ‡	31,247	266,224
CBL & Associates Properties, 6.625% ‡	12,848	105,611
Crown Castle International, 6.875% ‡	3,566	4,228,278

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Digital Realty Trust, 6.625% ‡	14,265	$380,875
Digital Realty Trust, 6.350% ‡	17,760	464,779
Digital Realty Trust, 5.875% ‡	17,728	447,809
Digital Realty Trust, 5.250% ‡	13,782	344,550
Federal Realty Investment Trust, 5.000% ‡	10,172	253,791
Kimco Realty, 5.625% ‡	12,930	327,129
Kimco Realty, 5.500% ‡	15,548	382,947
Kimco Realty, 5.250% ‡	18,289	435,278
Kimco Realty, 5.125% ‡	15,540	364,102
National Retail Properties, 5.700% ‡	20,429	519,101
National Retail Properties, 5.200% ‡	24,530	599,268
Office Properties Income Trust, 5.875% ‡	22,060	551,941
PS Business Parks, 5.750% ‡	16,308	416,833
PS Business Parks, 5.250% ‡	15,885	397,125
PS Business Parks, 5.200% ‡	13,781	337,221
PS Business Parks, 5.200% ‡	13,073	319,243
Public Storage, 6.000% ‡	20,447	517,514
Public Storage, 5.625% ‡	20,439	521,195
Public Storage, 5.400% ‡	21,322	545,204
Public Storage, 5.375% ‡	34,993	880,774
Public Storage, 5.200% ‡	34,766	867,759
Public Storage, 5.200% ‡	15,548	386,212
Public Storage, 5.150% ‡	19,379	486,800
Public Storage, 5.125% ‡	13,788	349,112
Public Storage, 5.050% ‡	21,308	531,848
Public Storage, 4.950% ‡	23,120	570,139
Public Storage, 4.900% ‡	24,899	610,523
QTS Realty Trust, 7.125% ‡	7,889	204,325
QTS Realty Trust, 6.500% ‡	5,613	623,829
RLJ Lodging Trust, 1.950% ‡	22,934	591,468

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Senior Housing Properties Trust, 6.250% ‡	17,732	$427,873
Senior Housing Properties Trust, 5.625% ‡	24,893	535,697
SL Green Realty, 6.500% ‡	16,322	425,025
Spirit Realty Capital, 6.000% ‡	11,867	294,420
VEREIT, Ser F, 6.700% ‡	75,676	1,900,981
Vornado Realty Trust, 5.700% ‡	21,320	533,640
Vornado Realty Trust, 5.400% ‡	21,308	524,177
Vornado Realty Trust, 5.250% ‡	22,708	543,630
Washington Prime Group, 7.500% ‡	6,777	133,575
		25,556,490
Utilities — 11.0%
Alabama Power, 5.000%	17,299	440,087
CenterPoint Energy, 7.000%	34,549	1,727,450
CMS Energy, 5.875%	19,391	521,424
CMS Energy, 5.625%	13,797	356,652
Dominion Energy, 5.250%	57,583	1,477,004
DTE Energy, 6.000%	19,912	525,279
DTE Energy, 5.375%	21,325	556,582
DTE Energy, 5.250%	28,502	729,651
Duke Energy, 5.625%	34,774	929,161
Duke Energy, 5.125%	34,767	868,132
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	31,727	764,304
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	32,091	749,004
Entergy Arkansas, 4.875%	29,216	737,412
Entergy Louisiana, 4.875%	18,688	470,003
Entergy Mississippi, 4.900%	17,995	458,872
Georgia Power, 5.000%	18,688	473,741
NextEra Energy Capital Holdings, 5.250%	41,254	1,066,828
NextEra Energy Capital Holdings, 5.125%	34,767	853,877

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
NextEra Energy Capital Holdings, 5.000%	32,090	$783,959
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	34,778	916,400
PPL Capital Funding, Ser B, 5.900%	32,113	807,642
SCE Trust II, 5.100%	28,474	604,503
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	19,534	472,137
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	23,110	536,152
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	21,305	497,685
SCE Trust VI, 5.000%	33,854	705,856
Sempra Energy, 6.750%	10,390	1,134,588
Sempra Energy, 6.000%	30,792	3,353,865
South Jersey Industries, 7.250%	9,959	507,013
Southern, 6.250%	70,669	1,844,461
Southern, 5.250%	32,090	808,347
Southern, 5.250%	57,578	1,481,482
Tennessee Valley Authority, 3.520%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	19,419	485,475
Tennessee Valley Authority, 3.360%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	17,083	423,829
		29,068,857
TOTAL UNITED STATES		246,442,974
TOTAL PREFERRED STOCK
(Cost $260,912,829)		263,288,693

MASTER LIMITED PARTNERSHIPS — 0.3%
Energy — 0.1%
NuStar Energy	15,634	357,237

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Financials — 0.2%
Apollo Global Management	19,529	$497,989
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $778,447)		855,226

TOTAL INVESTMENTS — 99.9%
(Cost $261,691,276)		$264,143,919

Percentages are based on Net Assets of $264,445,865.

‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — United States Dollar
VAR – Variable Rate

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments	May 31, 2019 (Unaudited)
Global X SuperDividend® Alternatives ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
CLOSED-END FUNDS — 34.7%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	44,906	$530,789
BlackRock Income Trust	104,099	621,472
Brookfield Real Assets Income Fund	26,163	554,132
Eaton Vance Risk-Managed Diversified Equity Income Fund	59,776	549,341
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	49,410	465,936
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	36,946	517,983
Morgan Stanley Emerging Markets Domestic Debt Fund	87,360	569,587
Nuveen Mortgage Opportunity Term Fund	25,299	585,419
Stone Harbor Emerging Markets Income Fund	47,478	619,589
Templeton Emerging Markets Income Fund	59,665	589,490
Voya Global Equity Dividend and Premium Opportunity Fund	81,997	516,581
Western Asset Emerging Markets Debt Fund	44,160	600,134
Western Asset Mortgage Defined Opportunity Fund	27,743	582,325
TOTAL CLOSED-END FUNDS
(Cost $7,759,960)		7,302,778

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments	May 31, 2019 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — 29.9%
Energy — 1.1%
ONEOK	3,568	$226,996
Financials — 19.9%
Apollo Investment	22,521	349,751
Ares Capital	20,956	367,987
BlackRock Capital Investment	62,271	377,363
BlackRock TCP Capital	25,278	360,717
Hercules Capital	27,741	353,975
Main Street Capital	9,382	371,903
New Mountain Finance	26,555	370,708
PennantPark Floating Rate Capital	27,486	321,311
PennantPark Investment	48,065	311,942
Prospect Capital	49,160	307,250
Solar Capital	16,778	343,949
TPG Specialty Lending	17,576	343,084
		4,179,940
Utilities — 8.9%
CenterPoint Energy	8,771	249,447
Dominion Energy	3,466	260,574
Duke Energy	3,048	260,939
Entergy	2,999	291,113
FirstEnergy	6,595	271,978
PPL	8,264	245,937
Southern	5,621	300,723
		1,880,711
TOTAL COMMON STOCK
(Cost $6,381,404)		6,287,647

EXCHANGE TRADED FUND — 21.4%
Global X SuperDividend® REIT ETF (A)	311,105	4,507,911
TOTAL EXCHANGE TRADED FUND
(Cost $4,626,989)		4,507,911

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments	May 31, 2019 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 9.1%
Energy — 5.8%
Alliance Resource Partners	12,220	$210,306
Buckeye Partners	6,841	278,839
Holly Energy Partners	7,780	206,870
Sunoco	8,426	252,443
USA Compression Partners	15,176	259,054
		1,207,512
Industrials — 1.1%
Icahn Enterprises	3,455	239,086
Utilities — 2.2%
AmeriGas Partners	6,320	214,438
Suburban Propane Partners	10,600	242,740
		457,178
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,746,280)		1,903,776

BUSINESS DEVELOPMENT COMPANIES — 4.6%
Goldman Sachs BDC	16,190	302,915
Golub Capital BDC	19,104	334,893
TCG BDC	22,055	322,885
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,091,140)		960,693

TOTAL INVESTMENTS — 99.7%
(Cost $21,605,773)		$20,962,805

Percentages are based on Net Assets of $21,028,248.

(A)	Affiliated investment.

BDC — Business Development Companies
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments	May 31, 2019 (Unaudited)
Global X SuperDividend® Alternatives ETF

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2019:

Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Loss	Value at 5/31/19	Shares	Dividend Income
Global X SuperDividend® REIT ETF
$3,686,838	$945,859	($8,627)	($115,790)	($369)	$4,507,911	311,105	$157,406

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments	May 31, 2019 (Unaudited)
Global X S&P 500® Quality Dividend ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
Communication Services — 2.8%
Omnicom Group	1,068	$82,621
Viacom, Cl B	2,835	82,300
Total Communication Services		164,921
Consumer Discretionary — 18.8%
Best Buy	1,465	91,812
Carnival	1,440	73,714
Darden Restaurants	786	91,428
Foot Locker	1,649	64,888
Gap	3,050	56,974
Garmin	1,246	95,294
Hasbro	965	91,810
Kohl’s	1,325	65,349
Macy’s	2,654	54,593
Nordstrom	1,670	52,271
Royal Caribbean Cruises	760	92,537
Target	1,209	97,264
Tiffany	984	87,684

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments	May 31, 2019 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	1,080	$88,430
Total Consumer Discretionary		1,104,048
Consumer Staples — 9.2%
Altria Group	1,540	75,552
Archer-Daniels-Midland	1,820	69,742
Hershey	754	99,498
JM Smucker	796	96,762
Procter & Gamble	840	86,444
Tyson Foods, Cl A	1,469	111,483
Total Consumer Staples		539,481
Energy — 9.8%
Chevron	714	81,288
Exxon Mobil	1,075	76,078
Helmerich & Payne	1,389	67,936
Marathon Petroleum	1,355	62,316
Occidental Petroleum	1,249	62,163
Phillips 66	935	75,548
Schlumberger	2,075	71,982
Valero Energy	1,109	78,074
Total Energy		575,385
Financials — 12.5%
Ameriprise Financial	736	101,737
Assurant	900	89,964
BlackRock, Cl A	211	87,683
Citizens Financial Group	2,684	87,445
Everest Re Group	376	93,120
Franklin Resources	2,589	82,382
Hartford Financial Services Group	1,969	103,688
T Rowe Price Group	884	89,408
Total Financials		735,427
Health Care — 5.3%
Bristol-Myers Squibb	1,559	70,732

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments	May 31, 2019 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	610	$80,002
Merck	1,061	84,041
Pfizer	1,854	76,978
Total Health Care		311,753
Industrials — 8.8%
3M	415	66,296
Cummins	606	91,360
Eaton	1,150	85,664
Fastenal	3,004	91,892
Illinois Tool Works	620	86,577
Johnson Controls International	2,540	97,841
Total Industrials		519,630
Information Technology — 16.3%
Broadcom	319	80,273
Cisco Systems	1,774	92,301
Hewlett Packard Enterprise	5,709	78,327
Intel	1,696	74,692
Juniper Networks	2,924	71,960
KLA-Tencor	906	93,381
Lam Research	600	104,767
NetApp	1,321	78,203
Paychex	1,231	105,607
Seagate Technology	2,105	88,095
Texas Instruments	861	89,811
Total Information Technology		957,417
Materials — 7.4%
CF Industries Holdings	1,930	77,663
International Paper	1,869	77,507
LyondellBasell Industries, Cl A	985	73,136
Nucor	1,440	69,120
Packaging Corp of America	869	77,411

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments	May 31, 2019 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	1,830	$59,658
Total Materials		434,495
Real Estate — 8.7%
Apartment Investment & Management, Cl A ‡	1,664	83,117
Host Hotels & Resorts ‡	4,568	82,726
ProLogis ‡	1,254	92,382
Public Storage ‡	400	95,153
SL Green Realty ‡	910	78,260
Weyerhaeuser ‡	3,379	77,041
Total Real Estate		508,679
TOTAL COMMON STOCK
(Cost $5,930,489)		5,851,236
TOTAL INVESTMENTS — 99.6%
(Cost $5,930,489)		$5,851,236

Percentages are based on Net Assets of $5,872,538

‡	Real Estate Investment Trust

Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments	May 31, 2019 (Unaudited)
Global X TargetIncomeTM 5 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X SuperDividend® ETF (A)	9,669	$162,922
Global X SuperDividend® U.S. ETF (A)	2,481	54,160
Global X U.S. Preferred ETF (A)	10,038	243,221
iShares 20+ Year Treasury Bond ETF	499	65,783
SPDR Blackstone	5,167	238,509
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	7,052	232,716
Xtrackers USD High Yield Corporate Bond ETF	3,651	178,753
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,235,599)		1,176,064

TOTAL INVESTMENTS — 99.8%
(Cost $1,235,599)		$1,176,064

Percentages are based on Net Assets of $1,178,320.

(A)	Affiliated investment.

ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depositary Receipts
USD — U.S. Dollar

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments	May 31, 2019 (Unaudited)
Global X TargetIncomeTM 5 ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2019:

Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain/Loss	Value at 5/31/2019	Shares	Dividend Income
Global X SuperDividend® ETF
$459,486	$127,647	($374,992)	$1,855	($51,074)	$162,922	9,669	$13,747
Global X SuperDividend® U.S. ETF
$360,810	$1,318	($293,198)	$2,867	($17,637)	$54,160	2,481	$9,127
Global X U.S. Preferred ETF
$462,559	$15,111	($260,503)	$24,699	$1,355	$243,221	10,038	$12,818
Totals:
$1,282,855	$144,076	($928,693)	$29,421	($67,356)	$460,303	22,188	$35,692

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments	May 31, 2019 (Unaudited)
Global X TargetIncomeTM Plus 2 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X SuperDividend® ETF (A)	9,684	$163,175
Global X U.S. Preferred ETF (A)	10,054	243,608
iShares 20+ Year Treasury Bond ETF	1,003	132,226
SPDR Blackstone	5,175	238,878
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,295	174,735
Xtrackers USD High Yield Corporate Bond ETF	4,879	238,876
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,244,705)		1,191,498

TOTAL INVESTMENTS — 99.8%
(Cost $1,244,705)		$1,191,498

Percentages are based on Net Assets of $1,193,698.

(A)	Affiliated investment.

ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depositary Receipts
USD — U.S. Dollar

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments	May 31, 2019 (Unaudited)
Global X TargetIncomeTM Plus 2 ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2019:

Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation /Depreciation	Realized Gain/Loss	Value at 5/31/2019	Shares	Dividend Income
Global X SuperDividend® ETF
$459,620	$11,956	($266,251)	($870)	($41,280)	$163,175	9,684	$15,466
Global X U.S. Preferred ETF
$462,697	$18,575	($263,971)	$26,160	$147	$243,608	10,054	$12,858
Global X SuperDividend® U.S. ETF
$120,050	$109,185	($232,714)	$3,121	$358	$-	-	$4,034
Totals:
$1,042,367	$139,716	($762,936)	$28,411	($40,775)	$406,783	19,738	$32,358

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 5.9%
AT&T	28,898	$883,701
CenturyLink	63,141	659,823
Fox	6	211
Omnicom Group	1,477	114,261
Telephone & Data Systems	24,176	696,511
T-Mobile US *	1,573	115,521
Tribune Media, Cl A	67,248	3,113,582
Verizon Communications	39,431	2,143,075
Viacom, Cl B	25,419	737,914
Walt Disney	1,903	251,272
Total Communication Services		8,715,871
Consumer Discretionary — 5.6%
AutoZone *	111	114,009
Bright Horizons Family Solutions *	1,406	192,706
Dunkin’ Brands Group	2,008	149,034
Ford Motor	82,618	786,523
Garmin	22,834	1,746,344

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
General Motors	19,500	$650,130
Genuine Parts	1,033	102,164
Goodyear Tire & Rubber	38,467	515,843
Grand Canyon Education *	1,284	153,900
Macy’s	31,328	644,417
McDonald’s	12,091	2,397,283
Toll Brothers	20,174	701,450
Yum! Brands	1,787	182,899
Total Consumer Discretionary		8,336,702
Consumer Staples — 9.4%
Archer-Daniels-Midland	22,761	872,202
Bunge	2,294	119,953
Coca-Cola	37,481	1,841,442
Costco Wholesale	1,468	351,703
Herbalife Nutrition *	12,833	536,163
Hershey	1,038	136,974
Keurig Dr Pepper	84,433	2,380,166
Molson Coors Brewing, Cl B	12,990	714,190
PepsiCo	18,065	2,312,320
Procter & Gamble	1,503	154,674
Sysco	33,064	2,275,464
Walmart	22,520	2,284,429
Total Consumer Staples		13,979,680
Energy — 3.8%
Chevron	1,016	115,672
Exxon Mobil	14,955	1,058,365
HollyFrontier	16,115	612,048
Marathon Petroleum	12,883	592,489
Murphy Oil	27,417	681,312
Peabody Energy	27,532	647,553
Phillips 66	8,191	661,833
Tallgrass Energy, Cl A	31,493	749,218

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Valero Energy	8,755	$616,352
Total Energy		5,734,842
Financials — 32.8%
AGNC Investment ‡	170,796	2,801,054
Ally Financial	26,425	762,890
American Financial Group	7,765	762,523
Ameriprise Financial	5,369	742,157
Annaly Capital Management ‡	308,584	2,718,625
Associated Banc-Corp	34,097	675,462
Assured Guaranty	16,489	673,905
Athene Holding, Cl A *	18,149	737,757
AXA Equitable Holdings	34,254	703,920
Bank OZK	25,291	730,910
Blackstone Mortgage Trust, Cl A ‡	88,863	3,133,309
Brighthouse Financial *	18,605	660,291
Capital One Financial	8,797	755,398
Chemical Financial	17,571	665,238
Chimera Investment ‡	47,762	871,179
Citigroup	11,161	693,656
Citizens Financial Group	21,735	708,126
CME Group, Cl A	597	114,696
Fifth Third Bancorp	28,044	743,166
First Horizon National	52,985	710,529
FNB	66,922	736,142
Goldman Sachs Group	3,919	715,178
IBERIABANK	10,011	715,786
Invesco	35,923	701,935
Jefferies Financial Group	38,553	681,232
KeyCorp	45,544	727,338
KKR	32,413	722,162
Lazard, Cl A	20,290	632,236
Lincoln National	11,699	695,506
MetLife	17,062	788,435

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MFA Financial ‡	416,858	$2,934,680
Morgan Stanley	16,444	669,106
Navient	62,620	816,565
New Residential Investment ‡	46,760	713,090
New York Community Bancorp	64,778	643,246
Old Republic International	35,600	784,980
PacWest Bancorp	19,849	721,313
People’s United Financial	44,551	684,749
PNC Financial Services Group	5,810	739,381
Principal Financial Group	13,957	719,762
Prudential Financial	7,436	686,938
Regions Financial	49,703	687,392
Reinsurance Group of America, Cl A	5,133	759,992
Starwood Property Trust ‡	136,858	3,017,719
Sterling Bancorp	37,234	718,989
SunTrust Banks	12,219	733,262
Synchrony Financial	23,324	784,386
Two Harbors Investment ‡	72,708	888,492
Umpqua Holdings	41,831	668,041
United Bankshares	19,938	713,382
Unum Group	20,600	648,694
Valley National Bancorp	75,271	739,161
Wells Fargo	16,233	720,258
WR Berkley	2,211	137,524
Total Financials		48,811,843
Health Care — 5.4%
Cooper	404	120,307
Danaher	1,246	164,484
Eli Lilly	1,127	130,664
Encompass Health	1,712	100,871
Humana	5,877	1,439,042
Johnson & Johnson	16,797	2,202,927
Merck	12,180	964,778

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	54,778	$2,274,383
QIAGEN *	3,059	116,487
STERIS	999	133,546
Stryker	736	134,865
UnitedHealth Group	479	115,822
Universal Health Services, Cl B	871	104,128
Total Health Care		8,002,304
Industrials — 8.3%
Air Lease, Cl A	20,554	739,944
BWX Technologies	2,243	104,389
Delta Air Lines	13,312	685,568
Eaton	9,190	684,563
General Dynamics	628	100,995
Honeywell International	751	123,397
Lockheed Martin	7,475	2,530,586
Macquarie Infrastructure	18,950	755,537
ManpowerGroup	8,932	763,865
Northrop Grumman	400	121,300
Raytheon	640	111,680
Republic Services, Cl A	29,434	2,489,822
Rollins	3,173	119,210
Ryder System	11,760	593,880
Waste Management	22,195	2,427,023
Total Industrials		12,351,759
Information Technology — 8.9%
Accenture, Cl A	818	145,661
Amdocs	42,659	2,534,798
Automatic Data Processing	1,165	186,540
Black Knight *	2,129	120,693
Citrix Systems	4,357	410,081
Fidelity National Information Services	20,776	2,499,353
Fiserv *	2,435	209,069

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Genpact	4,631	$167,411
International Business Machines	909	115,434
Jack Henry & Associates	16,116	2,114,741
MAXIMUS	1,607	114,499
Motorola Solutions	14,254	2,137,387
Paychex	28,414	2,437,637
Red Hat *	639	117,768
Total Information Technology		13,311,072
Materials — 4.6%
AptarGroup	1,269	143,740
Bemis	41,210	2,404,603
Ecolab	1,006	185,195
International Paper	16,911	701,299
LyondellBasell Industries, Cl A	8,393	623,180
Nucor	13,284	637,632
Reliance Steel & Aluminum	8,434	702,299
Royal Gold	1,642	144,480
Sonoco Products	2,272	140,478
United States Steel	46,149	545,481
Westrock	20,969	683,589
Total Materials		6,911,976
Real Estate — 11.5%
Apple Hospitality ‡	46,958	725,032
Brixmor Property Group ‡	43,698	749,421
EPR Properties ‡	10,006	781,469
Equity Commonwealth ‡	57,365	1,868,378
Equity LifeStyle Properties ‡	12,660	1,540,216
Equity Residential ‡	1,572	120,368
Essex Property Trust ‡	414	120,780
Gaming and Leisure Properties ‡	19,508	770,371
HCP ‡	25,929	822,209
Hospitality Properties Trust ‡	30,018	746,548

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Kimco Realty ‡	44,551	$775,187
Medical Properties Trust ‡	43,089	766,122
Omega Healthcare Investors ‡	21,438	763,622
Park Hotels & Resorts ‡	24,663	681,192
Public Storage ‡	535	127,266
RLJ Lodging Trust ‡	42,032	721,689
Sabra Health Care ‡	40,001	771,619
Spirit Realty Capital ‡	19,446	829,566
Sun Communities ‡	1,403	177,157
VEREIT ‡	95,132	844,772
VICI Properties ‡	35,155	779,738
Weingarten Realty Investors ‡	26,586	749,725
WP Carey ‡	11,528	956,939
Total Real Estate		17,189,386
Utilities — 3.6%
Alliant Energy	2,825	134,075
Ameren	1,958	143,600
American Electric Power	1,936	166,728
CenterPoint Energy	3,871	110,091
CMS Energy	3,024	169,677
Consolidated Edison	1,638	141,360
DTE Energy	1,260	158,092
Duke Energy	6,285	538,059
Evergy	2,045	118,896
Eversource Energy	1,663	122,796
Exelon	2,530	121,642
Hawaiian Electric Industries	48,218	2,002,976
National Fuel Gas	2,262	120,587
NextEra Energy	868	172,046
PPL	29,103	866,105
Southern	4,747	253,965
Total Utilities		5,340,695

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Adaptive U.S. Factor ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $153,068,952)	$148,686,130
TOTAL INVESTMENTS — 99.8%
(Cost $153,068,952)	$148,686,130

Percentages are based on Net Assets of $148,939,035

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
35

Statements of Assets and Liabilities
May 31, 2019 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X U.S. Preferred ETF	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF
Assets:
Cost of Investments	$808,156,711	$261,691,276	$16,978,784	$5,930,489
Cost of Affiliated Investments	—	—	4,626,989	—
Investments, at Value	$829,150,470	$264,143,919	$16,454,894	$5,851,236
Affiliated Investments, at Value	—	—	4,507,911	—
Cash	42,842	978,904	39,286	1,604
Receivable for Investment Securities Sold	45,845,907	21	—	4,879
Dividend and Interest Receivable	1,173,090	1,493,767	39,442	16,674
Reclaim Receivable	1,484	145	—	—
Receivable for Capital Shares Sold	—	2,422,985	—	—
Total Assets	876,213,793	269,039,741	21,041,533	5,874,393
Liabilities:
Payable for Investment Securities Purchased	49,308,547	4,544,212	—	—
Payable for Capital Shares Redeemed	3,778,518	—	—	—
Payable due to Investment Adviser	322,479	49,664	13,285	1,855
Total Liabilities	53,409,544	4,593,876	13,285	1,855
Net Assets	$822,804,249	$264,445,865	$21,028,248	$5,872,538
Net Assets Consist of:
Paid-in Capital	$906,988,549	$263,475,042	$21,760,809	$5,880,794
Total Distributable Gain/(Loss)	(84,184,300)	970,823	(732,561)	(8,256)
Net Assets	$822,804,249	$264,445,865	$21,028,248	$5,872,538
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	65,350,000	10,950,000	1,450,000	250,002
Net Asset Value, Offering and Redemption Price Per Share	$12.59	$24.15	$14.50	$23.49

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
36

Statements of Assets and Liabilities
May 31, 2019 (Unaudited)

	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Assets:
Cost of Investments	$727,239	$797,156	$153,068,952
Cost of Affiliated Investments	508,360	447,549	—
Investments, at Value	$715,761	$784,715	$148,686,130
Affiliated Investments, at Value	460,303	406,783	—
Cash	2,649	2,596	—
Dividend and Interest Receivable	—	—	384,100
Reclaim Receivable	—	—	219
Total Assets	1,178,713	1,194,094	149,070,449
Liabilities:
Payable due to Investment Adviser	393	396	34,565
Cash Overdraft	—	—	96,849
Total Liabilities	393	396	131,414
Net Assets	$1,178,320	$1,193,698	$148,939,035
Net Assets Consist of:
Paid-in Capital	$1,295,475	$1,289,986	$155,143,616
Total Distributable Loss	(117,155)	(96,288)	(6,204,581)
Net Assets	$1,178,320	$1,193,698	$148,939,035
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,002	50,002	6,350,002
Net Asset Value, Offering and Redemption Price Per Share	$23.57	$23.87	$23.45

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
37

Statements of Operations
For the period ended May 31, 2019 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X U.S. Preferred ETF	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF
Investment Income:
Dividend Income	$15,092,364	$6,573,529	$609,566	$88,151
Dividend Income, from Affiliated Investments	—	—	157,406	—
Security Lending Income	49,252	—	—	—
Interest Income	7,017	4,373	201	—
Less: Foreign Taxes Withheld	(729,449)	(15,673)	—	(46)
Total Investment Income	14,419,184	6,562,229	767,173	88,105
Supervision and Administration Fees(1)	1,657,817	251,136	68,328	9,484
Custodian Fees(2)	1,275	824	159	18
Total Expenses	1,659,092	251,960	68,487	9,502
Net Expenses	1,659,092	251,960	68,487	9,502
Net Investment Income	12,760,092	6,310,269	698,686	78,603
Net Realized Gain (Loss) on:
Investments(3)	(18,210,509)	(1,378,496)	781	61,050
Affiliated Investments	—	—	(369)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(18,210,509)	(1,378,496)	412	61,050
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	58,856,762	11,769,781	44,457	(35,384)
Affiliated Investments	—	—	(115,790)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	58,856,762	11,769,781	(71,333)	(35,384)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	40,646,253	10,391,285	(70,921)	25,666
Net Increase in Net Assets Resulting from Operations	$53,406,345	$16,701,554	$627,765	$104,269

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
38

Statements of Operations
For the period ended May 31, 2019 (Unaudited)

	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Investment Income:
Dividend Income	$35,062	$37,687	$2,342,682
Dividend Income, from Affiliated Investments	35,692	32,358	—
Less: Foreign Taxes Withheld	—	—	(131)
Total Investment Income	70,754	70,045	2,342,551
Supervision and Administration Fees(1)	4,047	4,074	168,362
Tax Expense	64	27	—
Custodian Fees(2)	—	—	1,018
Total Expenses	4,111	4,101	169,380
Net Expenses	4,111	4,101	169,380
Net Investment Income	66,643	65,944	2,173,171
Net Realized Gain (Loss) on:
Investments(3)	1,457	(9,903)	(932,689)
Affiliated Investments	(67,356)	(40,775)	—
Net Realized Loss on Investments and Foreign Currency Transactions	(65,899)	(50,678)	(932,689)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	29,702	32,505	(3,410,519)
Affiliated Investments	29,421	28,411	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	59,123	60,916	(3,410,519)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(6,776)	10,238	(4,343,208)
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,867	$76,182	$(2,170,037)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
39

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF		Global X U.S. Preferred ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations:
Net Investment Income	$12,760,092	$12,113,906	$6,310,269	$4,898,282
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(18,210,509)	(7,555,644)	(1,378,496)	(694,008)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	58,856,762	(19,778,970)	11,769,781	(9,302,641)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,406,345	(15,220,708)	16,701,554	(5,098,367)
Distributions	(22,535,365)	(19,402,441)	(6,302,520)	(4,563,490)
Return of Capital	—	(4,853,774)	—	—
Capital Share Transactions:
Issued	327,122,295	360,284,760	85,334,182	187,348,034
Redeemed	(75,569,598)	(86,407,153)	(19,601,791)	(15,647,962)
Increase in Net Assets from Capital Share Transactions	251,552,697	273,877,607	65,732,391	171,700,072
Total Increase in Net Assets	282,423,677	234,400,684	76,131,425	162,038,215
Net Assets:
Beginning of Period	540,380,572	305,979,888	188,314,440	26,276,225
End of Period	$822,804,249	$540,380,572	$264,445,865	$188,314,440
Share Transactions:
Issued	26,550,000	27,400,000	3,600,000	7,800,000
Redeemed	(5,750,000)	(6,750,000)	(850,000)	(650,000)
Net Increase in Shares Outstanding from Share Transactions	20,800,000	20,650,000	2,750,000	7,150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
40

Statements of Changes in Net Assets

	Global X SuperDividend® Alternatives ETF		Global X S&P 500® Quality Dividend ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018(1)
Operations:
Net Investment Income	$698,686	$866,273	$78,603	$25,456
Net Realized Gain on Investments and Foreign Currency Transactions(2)	412	143,910	61,050	534
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(71,333)	(808,145)	(35,384)	(43,869)
Net Increase (Decrease) in Net Assets Resulting from Operations	627,765	202,038	104,269	(17,879)
Distributions	(712,220)	(1,065,740)	(72,166)	(22,480)
Capital Share Transactions:
Issued	4,414,534	6,778,230	5,708,645	2,500,050
Redeemed	—	(765,122)	(2,327,901)	—
Increase in Net Assets from Capital Share Transactions	4,414,534	6,013,108	3,380,744	2,500,050
Total Increase in Net Assets	4,330,079	5,149,406	3,412,847	2,459,691
Net Assets:
Beginning of Period	16,698,169	11,548,763	2,459,691	—
End of Period	$21,028,248	$16,698,169	$5,872,538	$2,459,691
Share Transactions:
Issued	300,000	450,000	250,000	100,002
Redeemed	—	(50,000)	(100,000)	—
Net Increase in Shares Outstanding from Share Transactions	300,000	400,000	150,000	100,002

(1)	The Fund commenced operations on July 13, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
41

Statements of Changes in Net Assets

	Global X TargetIncomeTM 5 ETF		Global X TargetIncomeTM Plus 2 ETF
	Period Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018(1)	Period Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018(1)
Operations:
Net Investment Income	$66,643	$46,577	$65,944	$45,916
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(65,899)	1,455	(50,678)	593
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	59,123	(118,658)	60,916	(114,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,867	(70,626)	76,182	(67,614)
Distributions	(72,405)	(33,991)	(70,965)	(33,891)
Capital Share Transactions:
Issued	—	2,500,050	—	2,500,050
Redeemed	(1,204,575)	—	(1,210,064)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,204,575)	2,500,050	(1,210,064)	2,500,050
Total Increase (Decrease) in Net Assets	(1,217,113)	2,395,433	(1,204,847)	2,398,545
Net Assets:
Beginning of Period	2,395,433	—	2,398,545	—
End of Period	$1,178,320	$2,395,433	$1,193,698	$2,398,545
Share Transactions:
Issued	—	100,002	—	100,002
Redeemed	(50,000)	—	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	100,002	(50,000)	100,002

(1)	The Fund commenced operations on July 27, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
42

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF
	Period Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018(1)
Operations:
Net Investment Income	$2,173,171	$560,116
Net Realized Loss on Investments and Foreign Currency Transactions(2)	(932,689)	(49,533)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,410,519)	(972,303)
Net Decrease in Net Assets Resulting from Operations	(2,170,037)	(461,720)
Distributions	(2,910,046)	(662,778)
Return of Capital	—	(101,182)
Capital Share Transactions:
Issued	56,240,542	103,663,213
Redeemed	(4,658,957)	—
Increase in Net Assets from Capital Share Transactions	51,581,585	103,663,213
Total Increase in Net Assets	46,501,502	102,437,533
Net Assets:
Beginning of Period	102,437,533	—
End of Period	$148,939,035	$102,437,533
Share Transactions:
Issued	2,350,000	4,200,002
Redeemed	(200,000)	—
Net Increase in Shares Outstanding from Share Transactions	2,150,000	4,200,002

(1)	The Fund commenced operations on August 24, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
43

Page intentionally left blank.

44

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MLP & Energy Infrastructure ETF
2019 (Unaudited)	12.13	0.22		0.61	0.83	(0.37)	—
2018	12.80	0.35		(0.37)	(0.02)	(0.52)	—
2017	14.82	0.31		(1.54)	(1.23)	(0.72)	—
2016	13.47	0.36		1.59	1.95	(0.60)	—
2015	18.92	0.27		(5.15)	(4.88)	(0.33)	—
2014	15.56	0.26		3.51	3.77	(0.35)	—
Global X U.S. Preferred ETF
2019 (Unaudited)	22.97	0.68		1.19	1.87	(0.69)	—
2018	25.03	1.44		(2.08)	(0.64)	(1.42)	—
2017(1)	25.08	0.44		(0.25)	0.19	(0.24)	—
Global X SuperDividend® Alternatives ETF
2019 (Unaudited)	14.52	0.56		(0.01)	0.55	(0.48)	(0.09)
2018	15.40	0.92		(0.64)	0.28	(1.16)	—
2017	14.65	1.04		0.85	1.89	(1.01)	—
2016	14.43	0.99	#	0.53 ^	1.52	(1.15)	—
2015(2)	15.04	0.45		(0.76)	(0.31)	(0.30)	—
The accompanying notes are an integral part of the financial statements.
45

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.37)	12.59	6.87	822,804	0.45	†	3.46	†	23.17
(0.13)	(0.65)	12.13	(0.43)	540,381	0.45		2.65		25.68
(0.07)	(0.79)	12.80	(8.71)	305,980	0.45		2.20		40.42
—	(0.60)	14.82	15.45	130,451	0.45		2.79		56.14
(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36
(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99

—	(0.69)	24.15	8.26	264,446	0.23	†	5.78	†	15.27
—	(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90
—	(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82

—	(0.57)	14.50	3.89	21,028	0.75	†	7.67	†	0.52
—	(1.16)	14.52	1.89	16,698	0.75		6.19		18.32
(0.13)	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84
(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78		30.80
—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 11, 2017.
(2)	The Fund commenced operations on July 13, 2015.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
46

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X S&P 500® Quality Dividend ETF
2019 (Unaudited)	24.60	0.36	(1.11) ^	(0.75)	(0.36)
2018(1)	25.00	0.26	(0.44)	(0.18)	(0.22)
Global X TargetIncomeTM 5 ETF
2019 (Unaudited)	23.95	0.76	(0.36)	0.40	(0.77)
2018(2)	25.00	0.48	(1.19)	(0.71)	(0.34)
Global X TargetIncomeTM Plus 2 ETF
2019 (Unaudited)	23.98	0.75	(0.09) ^	0.66	(0.76)
2018(2)	25.00	0.47	(1.15)	(0.68)	(0.34)
Global X Adaptive U.S. Factor ETF
2019 (Unaudited)	24.39	0.42	(0.81)	(0.39)	(0.55)
2018(3)	25.00	0.22	(0.61)	(0.39)	(0.19)

The accompanying notes are an integral part of the financial statements.
47

Financial Highlights

Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	—	(0.36)	23.49	(3.11)	5,873	0.35	†	2.90	†	14.21
—	—	(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

(0.01)	—	(0.78)	23.57	1.72	1,178	0.39	†	6.42	†	35.83
—	—	(0.34)	23.95	(2.86)	2,395	0.39	†	5.65	†	16.00

(0.01)	—	(0.77)	23.87	2.79	1,194	0.39	†	6.31	†	24.84
—	—	(0.34)	23.98	(2.74)	2,399	0.39	†	5.57	†	11.11

***	—	(0.55)	23.45	(1.60)	148,939	0.27	†	3.49	†	42.86
—	(0.03)	(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount less than $0.005.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 13, 2018.
(2)	The Fund commenced operations on July 27, 2018.
(3)	The Fund commenced operations on August 24, 2018.

The accompanying notes are an integral part of the financial statements.
48

Notes to Financial Statements
May 31, 2019 (Unaudited)

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2019, the Trust had one hundred portfolios, seventy of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, Global X SuperDividend® Alternatives ETF, Global X S&P 500® Quality Dividend ETF, Global X TargetIncomeTM 5 ETF, Global X TargetIncomeTM Plus 2 ETF and  Global X Adaptive U.S. Factor ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X SuperDividend® Alternatives ETF, has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and

49

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid

50

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the securities’ last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2019, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

51

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas and RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.
As of May 31, 2019, there were no open repurchase agreements by counterparty which are subject to an MRA on a net payment basis.
FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the

52

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

53

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2019	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$250	$629,500	$250
Global X U.S. Preferred ETF	50,000	650	1,207,500	650
Global X SuperDividend® Alternatives ETF	50,000	300	725,000	300
Global X S&P 500 Quality Dividend ETF	50,000	500	1,174,500	500
Global X TargetIncomeTM 5 ETF	50,000	250	1,178,500	250
Global X TargetIncomeTM Plus 2 ETF	50,000	250	1,193,500	250
Global X Adaptive U.S. Factor ETF	50,000	1,000	1,172,500	1,000

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the respective Funds, under the supervision and administration agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest

54

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rates of Supervision and Administration Fees paid by the Funds pursuant to the supervision and administration agreement:

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X U.S. Preferred ETF	0.23%
Global X SuperDividend® Alternatives ETF	0.75%
Global X S&P 500® Quality Dividend ETF	0.35%
Global X TargetIncomeTM 5 ETF	0.39%
Global X TargetIncomeTM Plus 2 ETF	0.39%
Global X Adaptive U.S. Factor ETF	0.27%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the

55

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2019	Purchases	Sales and Maturities
Global X MLP & Energy Infrastructure ETF	$167,955,255	$186,856,401
Global X U.S. Preferred ETF	34,293,631	33,667,848
Global X SuperDividend® Alternatives ETF	95,772	98,727
Global X S&P 500® Quality Dividend ETF	721,474	723,478
Global X TargetIncomeTM 5 ETF	729,711	733,631
Global X TargetIncomeTM Plus 2 ETF	509,227	513,107
Global X Adaptive U.S. Factor ETF	53,269,640	53,232,453

For the periods ended May 31, 2019 and November 30, 2018, in-kind transactions associated with creations and redemptions were, respectively:
2019	Purchases	Sales and Maturities	Realized Gain/ (Loss)
Global X MLP & Energy Infrastructure ETF	$326,922,565	$58,421,045	$10,952,577
Global X U.S. Preferred ETF	85,206,286	19,112,097	305,971
Global X SuperDividend® Alternatives ETF	4,399,171	-	-
Global X S&P 500® Quality Dividend ETF	5,703,996	2,325,570	129,101
Global X TargetIncomeTM 5 ETF	-	1,204,732	1,260
Global X TargetIncomeTM Plus 2 ETF	-	1,210,230	(22,076)
Global X Adaptive U.S. Factor ETF	55,550,311	4,658,062	329,700

2018	Purchases	Sales and Maturities	Realized Gain/ (Loss)
Global X MLP & Energy Infrastructure ETF	$359,870,402	$65,805,098	$8,464,512
Global X U.S. Preferred ETF	187,143,953	15,601,458	(99,142)
Global X SuperDividend® Alternatives ETF	6,768,917	681,610	77,709
Global X S&P 500® Quality Dividend ETF	2,502,749	-	-
Global X TargetIncomeTM 5 ETF	2,497,545	-	-
Global X TargetIncomeTM Plus 2 ETF	2,498,093	-	-
Global X Adaptive U.S. Factor ETF	103,623,782	-	-

During the period ended May 31, 2019, there were no purchases or sales of long-term U.S. Government securities by the Funds.

56

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years or periods ended November 30, 2018 and November 30, 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
7690 Global X MLP & Energy Infrastructure ETF
2018	$19,402,441	$–	$4,853,774	$24,256,215
2017	11,328,219	–	1,167,465	12,495,684
7955 Global X U.S. Preferred ETF
2018	$4,563,490	$–	$–	$4,563,490
2017	29,450	–	–	29,450
7790 Global X SuperDividend® Alternatives ETF
2018	$1,065,740	$–	$–	$1,065,740
2017	566,361	–	74,271	640,632
7975 Global X S&P 500® Quality Dividend ETF
2018	$22,480	$–	$–	$22,480
7980 Global X TargetIncomeTM 5 ETF
2018	$33,991	$–	$–	$33,991
7985 Global X TargetIncomeTM Plus 2 ETF
2018	$33,891	$–	$–	$33,891
7990 Global X Adaptive U.S. Factor ETF
2018	$662,778	$–	$101,182	$763,960

57

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X U.S. Preferred ETF	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$–	$588,868	$27,717	$3,511
Undistributed Long-Term Capital Gain	–	–	2,772	–
Capital Loss Carryforwards	(38,451,626)	(260,925)	–	–
Unrealized Depreciation on Investments and Foreign Currency	(76,601,713)	(9,351,802)	(678,594)	(43,870)
Other Temporary Differences	(1,941)	(404,352)	(1)	–
Total Accumulated Losses	$(115,055,280)	$(9,428,211)	$(648,106)	$(40,359)

	Global X Funds
	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Undistributed Ordinary Income	$14,041	$12,618	$–
Unrealized Depreciation on Investments and Foreign Currency	(118,658)	(114,123)	(1,124,498)
Total Accumulated Losses	$(104,617)	$(101,505)	$(1,124,498)

58

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$14,809,086	$23,642,540	$38,451,626
Global X U.S. Preferred ETF	258,218	2,707	260,925

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2019, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP & Energy Infrastructure ETF	$808,156,711	$41,287,937	$(20,294,178)	$20,993,759
Global X U.S. Preferred ETF	261,691,276	5,162,974	(2,710,331)	2,452,643
Global X SuperDividend® Alternatives ETF	21,605,773	418,393	(1,061,361)	(642,968)
Global X S&P 500® Quality Dividend ETF	5,930,489	342,989	(422,242)	(79,253)
Global X TargetIncomeTM 5 ETF	1,235,599	3,621	(63,156)	(59,535)
Global X TargetIncomeTM Plus 2 ETF	1,244,705	15,396	(68,603)	(53,207)
Global X Adaptive U.S. Factor ETF	153,068,952	4,870,677	(9,253,499)	(4,382,822)

6. CONCENTRATION OF RISKS
The Funds, except for Global X U.S. Preferred ETF, Global X TargetIncomeTM 5 ETF and Global X TargetIncomeTM Plus 2 ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. These Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying Index). The Global X U.S. Preferred ETF, Global X TargetIncome 5 ETF and Global X TargetIncome Plus 2 ETF use a representative sampling strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Fund’s underlying index in terms of key risk factors, performance attributes and other characteristics.

59

Notes to Financial Statements (continued)
May 31, 2019 (Unaudited)

6. CONCENTRATION OF RISKS (continued)
A more complete description of risks is included in each Funds’ prospectus and statement of additional information.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of May 31, 2019, there were no securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

60

Notes to Financial Statements (concluded)
May 31, 2019 (Unaudited)

9. REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
11. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.
End

61

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2018 to May 31, 2019).
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

62

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,069.50	0.45%	$2.32
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$1,082.60	0.23%	$1.19
Hypothetical 5% Return	1,000.00	1,023.78	0.23	1.16

Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,038.90	0.75%	$3.81
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78

Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$968.90	0.35%	$1.72
Hypothetical 5% Return	1,000.00	1,023.19	0.35	1.77

Global X TargetIncomeTM 5 ETF
Actual Fund Return	$1,000.00	$1,017.20	0.39%	$2.01
Hypothetical 5% Return	1,000.00	1,022.94	0.39	2.02

Global X TargetIncomeTM Plus 2 ETF
Actual Fund Return	$1,000.00	$1,027.90	0.39%	$1.97
Hypothetical 5% Return	1,000.00	1,022.99	0.39	1.97

Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$984.00	0.27%	$1.34
Hypothetical 5% Return	1,000.00	1,023.59	0.27	1.36

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

63

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

64

Notes

Notes

Notes

Notes

600 Lexington Avenue, 20th Floor
New York, NY 10022
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-0600

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X FinTech ETF (ticker: FINX)
Global X Internet of Things ETF (ticker: SNSR)
Global X Future Analytics Tech ETF (ticker: AIQ)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X Millennials Thematic ETF (ticker: MILN)
Global X Longevity Thematic ETF (ticker: LNGR)
Global X Health & Wellness Thematic ETF (ticker: BFIT)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Founder-Run Companies ETF (ticker: BOSS)
Global X Cloud Computing ETF (ticker: CLOU)

Semi-Annual Report

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X Robotics & Artificial Intelligence ETF	1
Global X FinTech ETF	6
Global X Internet of Things ETF	10
Global X Future Analytics Tech ETF	16
Global X Autonomous & Electric Vehicles ETF	22
Global X Genomics & Biotechnology ETF	29
Global X Millennials Thematic ETF	31
Global X Longevity Thematic ETF	36
Global X Health & Wellness Thematic ETF	43
Global X U.S. Infrastructure Development ETF	48
Global X Conscious Companies ETF	54
Global X Founder-Run Companies ETF	62
Global X Cloud Computing ETF	68
Statements of Assets and Liabilities	71
Statements of Operations	75
Statements of Changes in Net Assets	79
Financial Highlights	85
Notes to Financial Statements	93
Disclosure of Fund Expenses	111
Approval of Investment Advisory Agreement	114
Supplemental Information	119

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website https://www.sec.gov.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
CANADA— 2.5%
Industrials — 2.5%
ATS Automation Tooling Systems *	1,879,211	$28,301,454
Maxar Technologies (A)	1,124,698	7,587,281
TOTAL CANADA		35,888,735
FINLAND— 2.5%
Industrials — 2.5%
Cargotec, Cl B	1,104,045	36,219,979
GERMANY— 1.1%
Information Technology — 1.1%
Isra Vision	437,313	15,886,697
JAPAN— 49.7%
Communication Services — 1.8%
RPA Holdings *	492,780	25,507,010

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.0%
CYBERDYNE * (A)	2,742,284	$14,598,574
Industrials — 28.0%
Daifuku	1,661,446	83,703,519
FANUC	558,304	95,000,381
Hirata	214,413	10,268,916
Idec	657,360	11,563,966
Mitsubishi Electric	8,696,937	108,977,046
Nachi-Fujikoshi	498,060	18,991,190
SMC	204,041	67,221,244
Toshiba Machine	598,582	12,586,348
		408,312,610
Information Technology — 18.9%
Keyence	191,505	108,491,572
Omron	1,590,314	75,579,279
PKSHA Technology *	524,092	29,155,106
Yaskawa Electric	2,079,709	60,336,941
		273,562,898
TOTAL JAPAN		721,981,092
SOUTH KOREA— 0.8%
Consumer Discretionary — 0.2%
Yujin Robot *	1,171,541	3,413,592
Industrials — 0.2%
Hyulim ROBOT * (A)	3,653,716	3,129,390
Information Technology — 0.4%
Robostar	175,370	3,298,588
Selvas AI * (A) (B) (C)	1,194,000	3,393,507
		6,692,095
TOTAL SOUTH KOREA		13,235,077

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 10.5%
Health Care — 3.9%
Tecan Group	235,363	$56,205,391
Industrials — 6.6%
ABB	5,199,441	94,984,072
TOTAL SWITZERLAND		151,189,463
UNITED KINGDOM— 3.6%
Information Technology — 3.6%
Renishaw	1,057,304	52,105,604
UNITED STATES— 28.7%
Consumer Discretionary — 3.4%
iRobot *	556,721	48,495,967
Energy — 1.4%
Helix Energy Solutions Group *	2,958,965	20,002,603
Health Care — 8.4%
Accuray *	1,670,833	6,198,790
Intuitive Surgical *	236,244	109,818,024
TransEnterix * (A)	4,015,924	5,381,338
		121,398,152
Industrials — 6.7%
Aerovironment *	478,422	30,977,825
John Bean Technologies	635,413	65,161,603
		96,139,428
Information Technology — 8.8%
Brooks Automation	1,411,936	50,109,609
FARO Technologies *	338,626	14,933,407
NVIDIA	444,979	60,276,855

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Veritone * (A)	317,943	$2,810,616
		128,130,487
TOTAL UNITED STATES		414,166,637
TOTAL COMMON STOCK
(Cost $1,834,403,023)		1,440,673,284

SHORT-TERM INVESTMENT(D)(E) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.310%
(Cost $16,240,291)	16,240,291	16,240,291

REPURCHASE AGREEMENT(D) — 2.9%
RBC Capital Markets
2.440%, dated 05/31/19, to be repurchased on 06/03/19, repurchase price $41,475,575 (collateralized by U.S. Treasury Obligations, ranging in par value $4,686,042- $9,605,820, 2.875%, 10/31/23, with a total market value of $42,204,646)

(Cost $41,467,143)	$41,467,143	41,467,143
TOTAL INVESTMENTS — 103.4%
(Cost $1,892,110,457)		$1,498,380,718

Percentages are based on Net Assets of $1,449,222,519.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 was $54,782,328.
(B)	Security considered illiquid. The total value of such securities as of May 31, 2019 was $3,393,507 and represented 0.2% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2019, was $57,707,434.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2019.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,437,279,777	$—	$3,393,507	$1,440,673,284
Short-Term Investment	16,240,291	—	—	16,240,291
Repurchase Agreement	—	41,467,143	—	41,467,143
Total Investments in Securities	$1,453,520,068	$41,467,143	$3,393,507	$1,498,380,718

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended May 31, 2019, the transfers from Level 1 into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X FinTech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 9.0%
Information Technology — 9.0%
Afterpay Touch Group * (A)	642,777	$10,755,184
IRESS	510,241	4,811,427
Xero *	409,699	16,977,709
TOTAL AUSTRALIA		32,544,320
CANADA— 0.2%
Information Technology — 0.2%
Hive Blockchain Technologies *	1,824,571	755,795
CHINA— 0.8%
Financials — 0.8%
Yirendai ADR * (A)	176,587	2,832,455
DENMARK— 3.2%
Information Technology — 3.2%
SimCorp	120,051	11,680,396
GERMANY— 6.4%
Financials — 1.1%
Hypoport *	18,035	3,814,486

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 5.3%
GFT Technologies	75,172	$616,535
Wirecard	119,396	18,640,241
		19,256,776
TOTAL GERMANY		23,071,262
HONG KONG— 0.1%
Financials — 0.1%
Chong Sing Holdings FinTech Gr *	64,381,700	213,496
JAPAN— 0.1%
Information Technology — 0.1%
Metaps *	38,280	390,645
NEW ZEALAND— 0.5%
Information Technology — 0.5%
Pushpay Holdings *	797,822	1,971,022
SWITZERLAND— 7.0%
Financials — 0.5%
Leonteq *	54,973	1,995,938
Information Technology — 6.5%
Temenos *	135,954	23,572,479
TOTAL SWITZERLAND		25,568,417
UNITED KINGDOM— 1.3%
Information Technology — 1.3%
Alfa Financial Software Holdings *	868,260	1,385,451
First Derivatives	75,072	3,198,177
TOTAL UNITED KINGDOM		4,583,628
UNITED STATES— 71.3%
Financials — 7.9%
Blucora *	138,518	4,289,902

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
LendingClub *	1,237,171	$3,711,513
LendingTree * (A)	36,857	13,848,649
On Deck Capital *	211,003	848,232
Virtu Financial, Cl A	269,905	6,213,213
		28,911,509
Health Care — 3.3%
HealthEquity * (A)	183,056	11,964,540
Information Technology — 60.1%
Black Knight *	317,699	18,010,356
Bottomline Technologies *	120,397	5,258,941
Envestnet *	133,384	8,924,723
Fidelity National Information Services	189,718	22,823,075
First Data, Cl A *	789,183	20,061,032
Fiserv *	268,855	23,083,890
Guidewire Software *	187,791	18,876,751
Intuit	97,118	23,779,343
Mitek Systems *	115,196	1,174,999
Pagseguro Digital, Cl A *	363,206	11,629,856
PayPal Holdings *	236,998	26,010,531
Square, Cl A *	303,632	18,810,002
SS&C Technologies Holdings	373,774	20,800,523
		219,244,022
TOTAL UNITED STATES		260,120,071
TOTAL COMMON STOCK
(Cost $354,859,090)		363,731,507

SHORT-TERM INVESTMENT(B)(C) — 4.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.310%
(Cost $16,045,257)	16,045,257	16,045,257

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X FinTech ETF

	Face Amount	Value

REPURCHASE AGREEMENT(B) — 11.3%
RBC Capital Markets
2.440%, dated 05/31/19, to be repurchased on 06/03/19 , repurchase price $40,977,484 (collateralized by U.S. Treasury Obligations, ranging in par value $4,629,766  - $9,490,461, 2.875%, 10/31/23, with a total market value of $41,697,799)

(Cost $40,969,154)	$40,969,154	$40,969,154
TOTAL INVESTMENTS — 115.6%
(Cost $411,873,501)		$420,745,918

Percentages are based on Net Assets of $364,118,674.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 was $55,032,772.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2019, was $57,014,411.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$363,731,507	$—	$—	$363,731,507
Short-Term Investment	16,045,257	—	—	16,045,257
Repurchase Agreement	—	40,969,154	—	40,969,154
Total Investments in Securities	$379,776,764	$40,969,154	$—	$420,745,918

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Internet of Things ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA— 2.3%
Information Technology — 2.3%
AMS *	55,299	$1,827,448
CANADA— 0.4%
Information Technology — 0.4%
Sierra Wireless *	23,827	287,285
CHINA— 1.3%
Information Technology — 1.3%
Xiaomi, Cl B *	826,800	1,010,228
FRANCE— 4.0%
Industrials — 4.0%
Legrand	23,936	1,604,127
Schneider Electric	21,048	1,660,609
TOTAL FRANCE		3,264,736

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 5.1%
Information Technology — 5.1%
Datalogic	38,219	$733,392
STMicroelectronics	220,951	3,371,954
TOTAL ITALY		4,105,346
JAPAN— 1.3%
Communication Services — 0.3%
And Factory * (A)	5,740	223,890
Information Technology — 1.0%
JIG-SAW *	8,626	287,600
Nippon Ceramic	17,770	468,738
		756,338
TOTAL JAPAN		980,228
NORWAY— 0.6%
Information Technology — 0.6%
Nordic Semiconductor *	117,414	479,649
SWEDEN— 0.7%
Information Technology — 0.7%
Fingerprint Cards, Cl B * (A)	322,028	529,709
SWITZERLAND— 3.9%
Industrials — 1.8%
ABB	78,882	1,441,027
Information Technology — 2.1%
Landis+Gyr Group *	19,358	1,394,330
Sensirion Holding * (A)	9,871	362,612
		1,756,942
TOTAL SWITZERLAND		3,197,969

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 7.5%
Information Technology — 7.5%
Advantech	457,743	$3,837,150
eMemory Technology	49,962	589,508
MediaTek	170,000	1,672,440
TOTAL TAIWAN		6,099,098
UNITED KINGDOM— 1.3%
Information Technology — 1.3%
Spirent Communications	407,975	806,283
Telit Communications *	133,030	258,213
TOTAL UNITED KINGDOM		1,064,496
UNITED STATES— 71.4%
Communication Services — 0.4%
ORBCOMM *	52,150	348,362
Consumer Discretionary — 8.4%
Garmin	87,432	6,686,799
Garrett Motion *	1,158	17,810
Vuzix * (A)	37,948	78,932
		6,783,541
Health Care — 8.1%
DexCom *	52,710	6,393,723
Senseonics Holdings * (A)	91,070	180,319
		6,574,042
Industrials — 17.7%
ADT (A)	495,261	2,897,277
Emerson Electric	25,203	1,518,229
Honeywell International	12,115	1,990,616
Johnson Controls International	51,204	1,972,378

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Resideo Technologies *	2,001	$39,380
Rockwell Automation	10,375	1,544,319
Sensata Technologies Holding *	101,435	4,330,259
		14,292,458
Information Technology — 36.8%
Alarm.com Holdings *	30,999	1,807,552
Ambarella *	21,850	828,334
Analog Devices	17,730	1,713,073
Arlo Technologies *	41,823	143,453
Badger Meter	19,057	1,006,210
Belden	26,619	1,362,893
Cisco Systems	40,722	2,118,765
Cypress Semiconductor	236,500	4,214,429
Fitbit, Cl A *	137,270	635,560
Impinj *	14,072	348,845
Intel	33,418	1,471,729
InterDigital	22,773	1,446,541
International Business Machines	12,348	1,568,072
Itron *	25,677	1,454,602
NETGEAR *	20,658	520,582
QUALCOMM	29,902	1,998,052
Rambus *	71,680	814,285
Silicon Laboratories *	28,535	2,670,020
Skyworks Solutions	53,194	3,544,315
		29,667,312
TOTAL UNITED STATES		57,665,715
TOTAL COMMON STOCK
(Cost $85,341,639)		80,511,907

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Internet of Things ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.310%
(Cost $764,660)	764,660	$764,660

REPURCHASE AGREEMENT(B) — 2.4%
RBC Capital Markets
2.440%, dated 05/31/19, to be repurchased on 06/03/19, repurchase price $1,952,843 (collateralized by U.S. Treasury Obligations, ranging in par value $220,638 - $452,282, 2.875%, 10/31/23, with a total market value of $1,987,170)

(Cost $1,952,446)	$1,952,446	1,952,446
TOTAL INVESTMENTS — 103.1%
(Cost $88,058,745)		$83,229,013

Percentages are based on Net Assets of $80,698,256.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 was $2,553,805.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2019, was $2,717,106.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,511,907	$—	$—	$80,511,907
Short-Term Investment	764,660	—	—	764,660
Repurchase Agreement	—	1,952,446	—	1,952,446
Total Investments in Securities	$81,276,567	$1,952,446	$—	$83,229,013

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Internet of Things ETF

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Future Analytics Tech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.4%
Information Technology — 0.4%
Xero *	3,815	$158,092
CANADA— 2.7%
Industrials — 2.0%
Thomson Reuters	12,725	808,549
Information Technology — 0.7%
Open Text	6,835	271,701
TOTAL CANADA		1,080,250
CHINA— 5.7%
Communication Services — 1.9%
Baidu ADR *	6,835	751,850
Consumer Discretionary — 3.8%
Alibaba Group Holding ADR *	7,339	1,095,419
JD.com ADR *	17,110	440,754
		1,536,173
TOTAL CHINA		2,288,023

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 3.0%
Industrials — 2.8%
Siemens	9,941	$1,123,732
Information Technology — 0.2%
Software	2,948	96,254
TOTAL GERMANY		1,219,986
HONG KONG— 2.7%
Communication Services — 2.7%
Tencent Holdings	26,320	1,094,352
ITALY— 0.9%
Information Technology — 0.9%
STMicroelectronics	22,900	349,479
JAPAN— 1.2%
Information Technology — 1.2%
Toshiba	14,800	470,274
SOUTH KOREA— 0.9%
Information Technology — 0.9%
SK Hynix	6,246	342,484
TAIWAN— 0.9%
Information Technology — 0.9%
Global Unichip	16,680	120,566
Phison Electronics	14,190	128,378
Winbond Electronics	244,900	110,394
TOTAL TAIWAN		359,338
UNITED KINGDOM— 2.0%
Industrials — 1.7%
Experian	23,098	694,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.3%
Avast	29,700	$115,671
TOTAL UNITED KINGDOM		810,591
UNITED STATES— 79.5%
Communication Services — 11.9%
Alphabet, Cl A *	1,027	1,136,375
Facebook, Cl A *	7,732	1,372,198
Netflix *	3,463	1,188,779
Snap, Cl A * (A)	24,748	294,254
Twitter *	19,412	707,373
Yelp, Cl A *	3,112	95,632
		4,794,611
Consumer Discretionary — 5.2%
Amazon.com *	681	1,208,823
eBay	24,535	881,542
		2,090,365
Industrials — 7.4%
Axon Enterprise *	2,299	153,527
Lockheed Martin	1,305	441,795
Nielsen Holdings	8,977	204,047
Northrop Grumman	1,368	414,846
Raytheon	6,755	1,178,748
Verisk Analytics, Cl A	4,234	592,760
		2,985,723
Information Technology — 55.0%
Adobe *	4,552	1,233,137
Advanced Micro Devices *	25,486	698,571
Autodesk *	2,737	440,411
Blackbaud	1,620	124,610
Broadridge Financial Solutions	2,954	368,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continuedCornerstone OnDemand *	2,037	$108,430
Cypress Semiconductor	9,133	162,750
DXC Technology	7,095	337,296
Envestnet *	2,143	143,388
Fair Isaac *	732	216,599
FireEye *	6,556	95,652
First Data, Cl A *	14,374	365,387
Fortinet *	4,313	312,606
Genpact	4,797	173,412
Hewlett Packard Enterprise	35,670	489,392
HubSpot *	991	171,720
Intel	23,274	1,024,987
International Business Machines	8,397	1,066,335
Juniper Networks	8,729	214,821
LogMeIn	1,293	92,876
Micron Technology *	10,796	352,057
Microsoft	10,455	1,293,074
NetApp	6,048	358,042
Nuance Communications *	7,251	124,500
NVIDIA	7,474	1,012,428
Oracle	22,660	1,146,596
Pegasystems	2,042	147,310
Perspecta	5,734	124,485
PTC *	3,002	252,348
Pure Storage, Cl A *	6,438	102,107
QUALCOMM	21,553	1,440,171
salesforce.com *	7,451	1,128,156
Seagate Technology	7,243	303,119
ServiceNow *	4,567	1,196,234
Shopify, Cl A *	2,456	675,154

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continuedSplunk *	3,805	$433,732
Symantec	16,171	302,883
Synopsys *	3,785	440,725
Tableau Software, Cl A *	1,808	203,346
Teradata *	2,984	102,471
Trade Desk, Cl A *	913	181,514
Twilio, Cl A *	2,064	272,427
Verint Systems *	2,410	136,767
VMware, Cl A *	2,496	441,742
Wix.com *	1,219	167,417
Workday, Cl A *	3,851	786,066
Xilinx	6,452	660,104
Zebra Technologies, Cl A *	1,361	233,330
Zendesk *	2,703	227,728
		22,087,279
TOTAL UNITED STATES		31,957,978
TOTAL COMMON STOCK
(Cost $41,312,686)		40,130,847

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.310%
(Cost $51,160)	51,160	51,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Future Analytics Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
RBC Capital Markets
2.440%, dated 05/31/19, to be repurchased on 06/03/19 , repurchase price $130,657 (collateralized by U.S. Treasury Obligations, ranging in par value $220,638-$ 452,282, 2.875%, 10/31/23, with a total market value of $132,952)

(Cost $130,630)	$130,630	$130,630
TOTAL INVESTMENTS — 100.3%
(Cost $41,494,476)		$40,312,637

Percentages are based on Net Assets of $40,209,404.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 was $176,448.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2019, was $181,790.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,130,847	$—	$—	$40,130,847
Short-Term Investment	51,160	—	—	51,160
Repurchase Agreement	—	130,630	—	130,630
Total Investments in Securities	$40,182,007	$130,630	$—	$40,312,637

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.2%
AUSTRALIA— 2.1%
Materials — 2.1%
Mineral Resources	8,549	$88,966
Orocobre *	40,238	88,934
Pilbara Minerals *	185,306	92,441
TOTAL AUSTRALIA		270,341
BELGIUM— 0.7%
Materials — 0.7%
Umicore	2,916	86,761
CHINA— 2.0%
Communication Services — 1.3%
Baidu ADR *	1,546	170,060
Materials — 0.7%
China Molybdenum, Cl H	266,972	83,763
TOTAL CHINA		253,823

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 2.3%
Consumer Discretionary — 1.7%
Faurecia	2,527	$93,124
Renault	2,075	124,679
		217,803
Materials — 0.6%
Eramet	1,305	73,613
TOTAL FRANCE		291,416
GERMANY— 4.3%
Consumer Discretionary — 4.3%
Bayerische Motoren Werke	2,230	154,120
Continental	989	134,236
Daimler	4,911	254,120
TOTAL GERMANY		542,476
HONG KONG— 0.9%
Consumer Discretionary — 0.9%
BYD, Cl H	18,800	110,059
ITALY— 2.0%
Consumer Discretionary — 0.9%
Fiat Chrysler Automobiles	9,546	121,673
Information Technology — 1.1%
STMicroelectronics	8,965	136,816
TOTAL ITALY		258,489
JAPAN— 7.2%
Consumer Discretionary — 7.2%
Denso	3,372	130,501
Honda Motor	8,206	200,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Mazda Motor	10,344	$101,130
Nissan Motor	18,304	123,842
Toyota Motor	6,150	361,608
TOTAL JAPAN		917,441
NETHERLANDS— 1.5%
Information Technology — 1.5%
NXP Semiconductors	2,191	193,158
SOUTH KOREA— 7.1%
Consumer Discretionary — 2.2%
Hyundai Motor	1,319	148,968
LG Electronics	1,931	127,447
		276,415
Information Technology — 3.9%
Samsung Electronics	10,886	388,492
Samsung SDI	624	114,488
		502,980
Materials — 1.0%
LG Chemical	453	126,668
TOTAL SOUTH KOREA		906,063
UNITED KINGDOM— 1.0%
Materials — 1.0%
Johnson Matthey	3,096	120,734
UNITED STATES— 67.1%
Communication Services — 3.2%
Alphabet, Cl A *	372	411,618
Consumer Discretionary — 12.2%
American Axle & Manufacturing Holdings *	7,384	74,652
Autoliv	1,504	92,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
BorgWarner	3,049	$108,179
Dana	6,101	89,014
Delphi Automotive *	2,212	141,656
Delphi Technologies *	6,121	93,406
Ford Motor	24,003	228,509
General Motors	7,052	235,114
Harley-Davidson	3,058	100,058
Lear	848	100,937
Modine Manufacturing *	7,480	96,118
Tesla * (A)	708	131,093
Visteon *	1,473	65,563
		1,556,900
Industrials — 12.1%
EnerSys	1,291	72,593
General Electric	40,414	381,508
Honeywell International	1,886	309,889
Hyster-Yale Materials Handling	1,358	59,725
ITT	2,120	122,155
Johnson Controls International	6,095	234,779
Navistar International *	3,282	102,103
Regal Beloit	1,432	104,106
WABCO Holdings *	1,027	134,445
Wabtec	214	13,349
		1,534,652
Information Technology — 34.7%
Advanced Micro Devices *	7,862	215,497
Ambarella *	2,637	99,969
Apple	2,593	453,957
Cisco Systems	6,007	312,544
Cree *	2,327	128,311
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cypress Semiconductor	8,370	$149,153
HP	9,913	185,175
II-VI *	2,922	91,839
Intel	8,048	354,434
Maxim Integrated Products	2,751	144,675
Micron Technology *	6,440	210,008
Microsoft	3,812	471,468
NVIDIA	2,548	345,152
ON Semiconductor *	6,623	117,625
QUALCOMM	5,815	388,558
Rogers *	867	119,637
Texas Instruments	4,039	421,308
Xilinx	1,891	193,468
		4,402,778
Materials — 4.9%
Albemarle	1,559	98,685
Alcoa *	3,837	81,306
Allegheny Technologies *	4,180	89,494
Carpenter Technology	2,392	97,019
FMC	1,626	119,430
Freeport-McMoRan Copper & Gold	12,963	125,871
Livent *	1,420	8,974
		620,779
TOTAL UNITED STATES		8,526,727
TOTAL COMMON STOCK
(Cost $15,258,514)		12,477,488

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 1.4%
GERMANY— 1.4%
Consumer Discretionary — 1.4%
Volkswagen (B)
(Cost $249,828)	1,192	$185,299

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.310%
(Cost $22,910)	22,910	22,910

REPURCHASE AGREEMENT(C) — 0.5%
RBC Capital Markets
2.440%, dated 05/31/19, to be repurchased on 06/03/19, repurchase price $58,510 (collateralized by U.S. Treasury Obligations, ranging in par value $6,611-$13,551, 2.875%, 10/31/23, with a total market value of $59,539)

(Cost $58,498)	$58,498	58,498
TOTAL INVESTMENTS — 100.3%
(Cost $15,589,750)		$12,744,195

Percentages are based on Net Assets of $12,704,063.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 was $78,508.
(B)	There is currently no stated rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2019, was $81,408.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,477,488	$—	$—	$12,477,488
Preferred Stock	185,299	—	—	185,299
Short-Term Investment	22,910	—	—	22,910
Repurchase Agreement	—	58,498	—	58,498
Total Investments in Securities	$12,685,697	$58,498	$—	$12,744,195

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Genomics & Biotechnology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%
HONG KONG— 4.4%
Health Care — 4.4%
Genscript Biotech *	81,000	$175,006
UNITED STATES— 95.7%
Health Care — 95.7%
Adverum Biotechnologies *	4,296	43,175
Agilent Technologies	2,166	145,230
Alnylam Pharmaceuticals *	2,004	135,310
Arrowhead Pharmaceuticals *	6,702	158,904
Audentes Therapeutics *	3,312	116,317
BioMarin Pharmaceutical *	1,950	160,368
Bluebird Bio *	1,140	136,709
Blueprint Medicines *	2,154	163,704
Celgene *	978	91,727
CRISPR Therapeutics *	2,292	81,526
Dicerna Pharmaceuticals *	4,068	50,362
Editas Medicine *	3,906	80,268
Fluidigm *	5,856	76,655
Genomic Health *	2,436	127,281
Gilead Sciences	1,362	84,785
Homology Medicines *	1,698	34,368
Illumina *	570	174,939
Intellia Therapeutics *	2,640	36,643
Invitae *	6,738	117,578
Natera *	4,236	97,004

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pacific Biosciences of California *	11,676	$78,229
ProQR Therapeutics *	2,334	28,311
PTC Therapeutics *	4,734	189,833
QIAGEN *	4,320	164,506
REGENXBIO *	2,874	123,639
Rocket Pharmaceuticals *	3,588	58,592
Sangamo Therapeutics *	8,214	71,873
Sarepta Therapeutics *	1,434	163,261
Solid Biosciences *	1,290	7,134
Sorrento Therapeutics *	12,990	36,502
Spark Therapeutics *	1,536	167,424
Tocagen *	1,248	6,352
Ultragenyx Pharmaceutical *	2,550	140,072
uniQure *	1,884	111,740
Veracyte *	2,580	58,463
Vertex Pharmaceuticals *	918	152,553
Voyager Therapeutics *	1,932	42,137
WaVe Life Sciences *	2,280	52,280
ZIOPHARM Oncology *	13,200	56,496
TOTAL UNITED STATES		3,822,250
TOTAL INVESTMENTS — 100.1%
(Cost $4,414,028)		$3,997,256

Percentages are based on Net Assets of $3,994,297.

*	Non-income producing security.

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Millennials Thematic ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
GERMANY— 0.3%
Communication Services — 0.3%
Trivago ADR *	34,790	$128,027
UNITED STATES— 99.5%
Communication Services — 25.6%
Alphabet, Cl A *	1,236	1,367,634
Cargurus, Cl A *	4,557	155,667
Cars.com *	6,456	136,674
Facebook, Cl A *	8,397	1,490,215
IAC *	3,947	871,695
Live Nation Entertainment *	10,680	649,558
Match Group *	3,462	237,666
Netflix *	4,121	1,414,657
Snap, Cl A *	52,897	628,946
Spotify Technology *	9,150	1,149,057
TripAdvisor *	6,338	267,907
TrueCar *	22,753	148,350

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Twitter *	38,907	$1,417,771
Walt Disney	12,718	1,679,285
Yelp, Cl A *	4,143	127,314
Zillow Group, Cl A *	4,079	172,664
Zynga, Cl A *	46,887	294,919
		12,209,979
Consumer Discretionary — 41.9%
Amazon.com *	810	1,437,806
AutoNation *	4,542	179,273
Bed Bath & Beyond	7,653	97,117
Booking Holdings *	825	1,366,382
Bright Horizons Family Solutions *	2,960	405,698
Capri Holdings *	7,621	247,530
CarMax *	8,479	663,736
Carter’s	2,294	192,948
Carvana, Cl A *	2,362	136,713
Chegg *	5,851	219,178
Children’s Place Retail Stores	1,453	134,635
Chipotle Mexican Grill, Cl A *	1,402	925,278
Columbia Sportswear	3,447	323,260
Designer Brands, Cl A	6,560	118,670
Dick’s Sporting Goods	3,620	124,926
eBay	39,581	1,422,144
Etsy *	6,050	376,976
Expedia Group	6,805	782,575
GoPro, Cl A *	22,073	139,060
Graham Holdings, Cl B	217	147,677
Groupon, Cl A *	41,740	147,342
GrubHub *	4,604	299,951
Home Depot	7,489	1,421,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
K12 *	4,065	$124,267
Kontoor Brands *	2,387	69,939
L Brands	13,918	312,598
Laureate Education, Cl A *	9,427	151,398
Liberty Expedia Holdings, Cl A *	3,331	137,337
Lowe’s	13,123	1,224,113
Lululemon Athletica *	6,242	1,033,613
NIKE, Cl B	17,625	1,359,593
Planet Fitness, Cl A *	4,242	324,386
Starbucks	19,782	1,504,619
Strategic Education	1,090	191,829
Under Armour, Cl A *	9,487	216,304
VF	16,712	1,368,378
Wayfair, Cl A *	3,223	464,144
Weight Watchers International *	7,230	125,007
		19,918,187
Consumer Staples — 3.3%
Costco Wholesale	6,076	1,455,688
Sprouts Farmers Market *	6,895	138,245
		1,593,933
Financials — 1.8%
Blucora *	4,282	132,614
LendingClub *	45,030	135,090
LendingTree *	655	246,110
Nelnet, Cl A	2,598	153,931
SLM	22,064	209,828
		877,573
Industrials — 0.3%
Avis Budget Group *	4,275	121,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 15.2%
2U *	2,949	$112,033
Apple	7,445	1,303,396
Fiserv *	17,210	1,477,651
Fitbit, Cl A *	24,510	113,481
Instructure *	3,262	135,634
Intuit	5,765	1,411,560
PayPal Holdings *	13,888	1,524,208
Pluralsight, Cl A *	4,884	155,604
Square, Cl A *	16,583	1,027,317
		7,260,884
Real Estate — 11.4%
American Campus Communities ‡	6,941	321,507
AvalonBay Communities ‡	7,382	1,498,619
Camden Property Trust ‡	5,023	519,177
Equity Residential ‡	19,553	1,497,173
Independence Realty Trust ‡	13,909	152,721
Investors Real Estate Trust ‡	2,449	141,773
Invitation Homes ‡	26,384	676,222
UDR ‡	14,238	637,578
		5,444,770
TOTAL UNITED STATES		47,426,565
TOTAL INVESTMENTS — 99.8%
(Cost $45,237,959)		$47,554,592

Percentages are based on Net Assets of $47,649,775.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Millennials Thematic ETF

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Longevity Thematic ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.7%
Health Care — 0.7%
Cochlear	857	$118,832
BELGIUM— 1.4%
Health Care — 1.4%
UCB	2,890	220,539
CANADA— 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	4,522	48,501
CHINA— 0.6%
Health Care — 0.6%
BeiGene ADR *	885	104,368
DENMARK— 6.0%
Health Care — 6.0%
Demant *	3,747	125,194
Genmab *	917	157,024
GN Store Nord	2,160	101,469
H Lundbeck	2,956	118,394
Novo Nordisk, Cl B	10,080	473,371
TOTAL DENMARK		975,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 1.9%
Health Care — 1.9%
BioMerieux	1,758	$143,304
Korian	1,312	52,078
Orpea	959	108,897
TOTAL FRANCE		304,279
GERMANY— 2.1%
Health Care — 2.1%
Fresenius Medical Care & KGaA	4,576	332,882
HONG KONG— 0.2%
Health Care — 0.2%
Luye Pharma Group	52,647	39,617
IRELAND— 0.5%
Health Care — 0.5%
Amarin ADR *	4,354	77,196
ITALY— 0.5%
Health Care — 0.5%
Amplifon	3,345	74,029
JAPAN— 6.8%
Health Care — 6.8%
Chugai Pharmaceutical	8,056	537,190
Kissei Pharmaceutical	2,023	47,419
Miraca Holdings	2,072	47,251
Mochida Pharmaceutical	1,050	47,967
Nipro	4,175	46,182
Terumo	11,326	322,125
Toho Holdings	2,153	48,166
TOTAL JAPAN		1,096,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	7,443	$56,183
SOUTH KOREA— 2.1%
Health Care — 2.1%
Celltrion *	1,901	303,292
Helixmith *	237	38,767
TOTAL SOUTH KOREA		342,059
SWEDEN— 0.7%
Health Care — 0.7%
Attendo	9,988	52,683
Elekta, Cl B	5,460	70,794
TOTAL SWEDEN		123,477
SWITZERLAND— 2.5%
Health Care — 2.5%
Sonova Holding	971	215,370
Straumann Holding	236	193,427
TOTAL SWITZERLAND		408,797
TAIWAN— 0.3%
Health Care — 0.3%
OBI Pharma *	9,434	42,377
UNITED KINGDOM— 2.0%
Consumer Discretionary — 0.3%
McCarthy & Stone	30,694	50,215
Health Care — 1.7%
Smith & Nephew	12,989	272,419
TOTAL UNITED KINGDOM		322,634

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 70.9%
Health Care — 62.5%
AbbVie	6,205	$475,986
ABIOMED *	670	175,486
ACADIA Pharmaceuticals *	2,131	51,123
Aerie Pharmaceuticals *	1,143	41,628
Agios Pharmaceuticals *	901	41,599
Align Technology *	1,189	338,092
Alkermes *	2,327	50,124
Amedisys *	474	53,235
Amgen	2,655	442,589
Array BioPharma *	3,236	85,495
Becton Dickinson	2,041	476,451
Biogen Idec *	2,142	469,719
Bluebird Bio *	822	98,574
Blueprint Medicines *	708	53,808
Boston Scientific *	13,419	515,423
Bristol-Myers Squibb	11,218	508,961
Brookdale Senior Living *	7,208	44,545
Celgene *	5,458	511,905
Clovis Oncology *	2,071	30,609
DaVita *	2,471	107,291
DENTSPLY SIRONA	3,316	178,633
DexCom *	1,337	162,178
Diplomat Pharmacy *	8,929	41,252
Edwards Lifesciences *	2,726	465,328
Ensign Group	992	52,834
Exact Sciences *	1,868	193,581
Exelixis *	4,471	87,587
FibroGen *	1,268	45,952

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Genomic Health *	747	$39,031
Glaukos *	668	43,073
Halozyme Therapeutics *	2,988	44,073
Incyte *	3,184	250,358
Inogen *	572	36,877
Insulet *	879	96,505
Integer Holdings *	664	46,546
Integra LifeSciences Holdings *	1,278	59,555
Ionis Pharmaceuticals *	2,062	135,267
Lexicon Pharmaceuticals *	8,200	44,116
LHC Group *	465	52,675
LivaNova *	733	52,703
Medtronic	5,809	537,796
Merit Medical Systems *	825	42,595
Myriad Genetics *	1,602	39,682
National HealthCare	685	53,204
Natus Medical *	1,999	49,775
Novocure *	1,407	74,740
NuVasive *	903	52,338
Puma Biotechnology *	1,454	21,505
Quest Diagnostics	1,999	191,724
Radius Health *	2,314	48,108
Regeneron Pharmaceuticals *	1,261	380,469
Sage Therapeutics *	753	129,418
Seattle Genetics *	2,391	155,582
Spectrum Pharmaceuticals *	4,762	35,048
Stryker	2,624	480,822
Varian Medical Systems *	1,348	170,198
Vertex Pharmaceuticals *	2,704	449,351
Wright Medical Group *	1,864	57,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	3,041	$346,461
		10,016,845
Real Estate — 8.4%
HCP ‡	7,101	225,173
LTC Properties ‡	1,112	49,762
National Health Investors ‡	657	51,607
Omega Healthcare Investors ‡	3,073	109,460
Sabra Health Care ‡	2,720	52,469
Senior Housing Properties Trust ‡	5,899	46,484
Ventas ‡	5,312	341,562
Welltower ‡	5,941	482,528
		1,359,045
TOTAL UNITED STATES		11,375,890
TOTAL COMMON STOCK
(Cost $15,548,711)		16,063,412

RIGHT — 0.0%
	Number Of Rights
Taiwan — 0.0%
OBI Pharma* (A)
0.065%, 10/06/19	574	127

TOTAL RIGHT
(Cost $0)		127

TOTAL INVESTMENTS — 99.8%
(Cost $15,548,711)		$16,063,539

Percentages are based on Net Assets of $16,094,409.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered illiquid. The total value of such securities as of May 31, 2019 was $127 and represented 0.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Longevity Thematic ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,087,960	$975,452	$—	$16,063,412
Right	—	—	127	127
Total Investments in Securities	$15,087,960	$975,452	$127	$16,063,539

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended May 31, 2019, the transfers from Level 1 into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Health & Wellness Thematic ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 1.1%
Consumer Goods — 0.4%
Bellamy’s Australia *	10,987	$65,162
Consumer Staples — 0.7%
Blackmores	1,685	110,418
TOTAL AUSTRALIA		175,580
CANADA— 3.1%
Consumer Discretionary — 3.1%
Gildan Activewear	14,454	521,430
CHINA— 2.1%
Consumer Discretionary — 2.1%
Li Ning	214,057	354,371
FRANCE— 3.3%
Consumer Staples — 3.3%
Danone	6,859	545,737
GERMANY— 6.6%
Consumer Discretionary — 6.6%
adidas	2,092	597,261
Puma	895	519,120
TOTAL GERMANY		1,116,381

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 5.5%
Consumer Discretionary — 5.5%
ANTA Sports Products	80,036	$489,982
Yue Yuen Industrial Holdings	157,979	442,270
TOTAL HONG KONG		932,252
IRELAND— 2.6%
Consumer Staples — 2.6%
Glanbia	26,676	443,223
ITALY— 1.3%
Consumer Discretionary — 1.3%
Technogym	19,624	224,585
JAPAN— 16.2%
Consumer Discretionary — 11.0%
ABC-Mart	8,107	506,244
Asics	18,457	203,652
Descente	7,490	126,449
Goldwin	2,330	297,004
Shimano	3,382	518,319
Tosho	3,714	101,081
Xebio Holdings	4,893	54,439
Yonex	9,491	56,382
		1,863,570
Consumer Staples — 4.0%
Ariake Japan	3,235	209,459
Yakult Honsha	8,156	464,233
		673,692
Health Care — 1.2%
Tsumura	7,533	209,877

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$2,747,139
NETHERLANDS— 1.6%
Consumer Discretionary — 1.0%
Basic-Fit *	5,334	172,970
Consumer Staples — 0.6%
Wessanen	7,427	94,019
TOTAL NETHERLANDS		266,989
SOUTH KOREA— 3.1%
Consumer Discretionary — 3.1%
Fila Korea	5,968	390,884
Youngone	4,316	139,892
TOTAL SOUTH KOREA		530,776
TAIWAN— 7.3%
Consumer Discretionary — 7.3%
Feng TAY Enterprise	65,418	494,580
Giant Manufacturing	36,426	258,684
Merida Industry	28,788	156,632
Pou Chen	287,786	326,362
TOTAL TAIWAN		1,236,258
UNITED KINGDOM— 4.9%
Consumer Discretionary — 4.9%
JD Sports Fashion	80,489	625,733
Sports Direct International *	52,365	189,686
TOTAL UNITED KINGDOM		815,419
UNITED STATES— 41.0%
Consumer Discretionary — 22.2%
Columbia Sportswear	5,193	487,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dick’s Sporting Goods	7,046	$243,157
Foot Locker	8,694	342,109
Kontoor Brands *	851	24,934
Lululemon Athletica *	3,180	526,576
NIKE, Cl B	6,274	483,976
Planet Fitness, Cl A *	7,525	575,436
Under Armour, Cl A *	18,358	418,562
VF	5,960	488,005
Weight Watchers International *	6,523	112,783
Zumiez *	2,474	48,936
		3,751,474
Consumer Staples — 12.2%
Calavo Growers	1,716	150,064
Cal-Maine Foods	4,274	158,223
Hain Celestial Group *	10,161	207,183
Herbalife Nutrition *	9,978	416,880
Medifast	1,158	149,324
Nu Skin Enterprises, Cl A	5,404	252,313
Sanderson Farms	2,164	295,840
Sprouts Farmers Market *	12,074	242,084
United Natural Foods *	4,928	50,019
USANA Health Sciences *	2,275	161,025
		2,082,955
Health Care — 6.0%
DexCom *	4,479	543,302
Healthcare Services Group	7,226	228,414
Prestige Consumer Healthcare *	5,046	146,485
Tivity Health *	4,605	84,272
		1,002,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
Fitbit, Cl A *	21,556	$99,804
TOTAL UNITED STATES		6,936,706
TOTAL INVESTMENTS — 99.7%
(Cost $17,456,272)		$16,846,846

Percentages are based on Net Assets of $16,902,586.

*	Non-income producing security.

Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Infrastructure Development ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
Communication Services — 2.0%
Zayo Group Holdings *	78,598	$2,570,155
Energy — 0.3%
Matrix Service *	18,861	341,384
Industrials — 69.4%
Acuity Brands	13,247	1,638,256
Advanced Drainage Systems	15,311	439,119
AECOM *	51,934	1,656,695
Aegion, Cl A *	20,687	297,893
Altra Industrial Motion	13,347	418,695
Arconic	161,056	3,527,126
Argan	9,250	424,852
Astec Industries	10,477	308,338
Atkore International Group *	17,543	410,331
Columbus McKinnon	11,176	405,242
Crane	19,745	1,509,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSW Industrials	7,311	$467,392
CSX	58,339	4,344,505
Dycom Industries *	6,860	357,886
Eaton	54,127	4,031,920
EMCOR Group	19,106	1,539,179
Emerson Electric	60,849	3,665,544
Exponent	17,262	967,535
Fastenal	128,928	3,943,908
Fluor	46,722	1,295,134
Fortive	53,366	4,063,821
Genesee & Wyoming, Cl A *	19,393	1,846,601
Gibraltar Industries *	10,635	379,669
Global Brass & Copper Holdings	13,287	579,712
Gorman-Rupp	11,313	335,657
Granite Construction	15,552	625,035
Greenbrier	9,406	255,937
H&E Equipment Services	15,196	369,415
HD Supply Holdings *	59,186	2,455,627
Herc Holdings *	11,422	388,691
Hubbell, Cl B	18,176	2,081,879
Insteel Industries	18,553	339,149
Jacobs Engineering Group	47,438	3,571,607
Kansas City Southern	33,890	3,839,059
Lincoln Electric Holdings	21,412	1,626,027
Manitowoc *	25,808	352,279
MasTec *	26,116	1,214,133
MRC Global *	24,952	369,290
Mueller Industries	15,246	410,880
Mueller Water Products, Cl A	40,329	372,640
MYR Group *	12,343	398,555
Norfolk Southern	23,117	4,511,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
NOW *	29,252	$381,154
Pentair	57,683	2,008,522
Powell Industries	13,455	463,121
Primoris Services	18,781	342,565
Quanta Services	48,509	1,686,173
RBC Bearings *	8,224	1,170,275
Rexnord *	34,735	913,878
Rockwell Automation	23,460	3,492,021
SPX *	13,101	389,624
Sterling Construction *	28,668	342,296
Team *	25,553	371,030
Terex	24,449	654,500
Tetra Tech	18,358	1,239,532
Titan Machinery *	20,704	346,171
Trinity Industries	48,561	936,256
Tutor Perini *	22,025	320,244
Union Pacific	24,602	4,103,122
United Rentals *	27,029	2,975,893
Valmont Industries	7,333	829,436
Wabash National	25,382	342,911
Wabtec	32,101	2,002,460
WESCO International *	15,486	725,209
Willdan Group *	11,197	348,451
		88,420,811
Information Technology — 3.5%
Anixter International *	11,104	592,510
Badger Meter	7,283	384,542
Calix *	35,738	216,215
Trimble *	83,696	3,339,470
		4,532,737
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 23.1%
AK Steel Holding *	143,958	$247,608
Alcoa *	61,950	1,312,720
Allegheny Technologies *	41,722	893,268
Century Aluminum *	41,557	232,303
Cleveland-Cliffs (A)	98,921	860,613
Commercial Metals	39,012	520,810
Eagle Materials	15,567	1,339,696
Forterra *	83,072	397,084
Haynes International	12,389	360,891
Martin Marietta Materials	20,892	4,397,766
Minerals Technologies	7,067	367,343
Nucor	66,286	3,181,728
Reliance Steel & Aluminum	23,395	1,948,102
RPM International	43,746	2,341,286
Steel Dynamics	76,292	1,918,744
Summit Materials, Cl A *	26,505	370,540
TimkenSteel *	32,428	230,563
United States Steel (A)	58,861	695,737
US Concrete *	10,928	508,917
Vulcan Materials	38,170	4,767,815
Westlake Chemical	43,047	2,466,163
		29,359,697
Utilities — 1.3%
MDU Resources Group	65,118	1,607,112
TOTAL COMMON STOCK
(Cost $143,986,429)		126,831,896

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	985

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.310%
(Cost $275,135)	275,135	$275,135

REPURCHASE AGREEMENT(B) — 0.6%
RBC Capital Markets
2.440%, dated 05/31/19, to be repurchased on 06/03/19, repurchase price $702,658 (collateralized by U.S. Treasury Obligations, ranging in par value $79,389 - $162,737, 2.875%, 10/31/23, with a total market value of $715,010)

(Cost $702,515)	$702,515	702,515
TOTAL INVESTMENTS — 100.4%
(Cost $144,965,079)		$127,810,531

Percentages are based on Net Assets of $127,313,577.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 was $935,766.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2019, was $977,650.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2019.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$126,831,896	$—	$—	$126,831,896
Corporate Obligation	985	—	—	985
Short-Term Investment	275,135	—	—	275,135
Repurchase Agreement	—	702,515	—	702,515
Total Investments in Securities	$127,108,016	$702,515	$—	$127,810,531

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 1.4%
Consumer Discretionary — 0.7%
Gildan Activewear, Cl A	10,816	$390,025
Financials — 0.7%
Toronto-Dominion Bank	7,083	387,087
TOTAL CANADA		777,112
UNITED STATES— 98.3%
Communication Services — 5.9%
Alphabet, Cl A *	323	357,400
AT&T	12,410	379,498
Comcast, Cl A	9,654	395,814
Facebook, Cl A *	2,164	384,045
Netflix *	1,062	364,563
Omnicom Group	5,090	393,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Sprint *	69,621	$478,296
Verizon Communications	6,957	378,113
Walt Disney	2,987	394,404
		3,525,895
Consumer Discretionary — 11.2%
Amazon.com *	208	369,215
Best Buy	5,400	338,418
Choice Hotels International	4,818	396,473
Darden Restaurants	3,398	395,255
eBay	10,843	389,589
Ford Motor	41,867	398,574
General Motors	9,980	332,733
Hasbro	3,950	375,803
Home Depot	1,930	366,411
Kohl’s	5,266	259,719
Kontoor Brands *	611	17,902
L Brands	15,709	352,824
Lowe’s	3,575	333,476
Marriott International, Cl A	2,918	364,283
NIKE, Cl B	4,625	356,773
Nordstrom	9,516	297,851
Starbucks	5,336	405,856
Tapestry	12,896	368,310
VF	4,283	350,692
Whirlpool	2,896	332,692
		6,802,849
Consumer Staples — 10.4%
Brown-Forman, Cl B	7,519	375,800
Campbell Soup	10,221	371,125
Clorox	2,590	385,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	8,247	$405,175
Colgate-Palmolive	5,763	401,220
Costco Wholesale	1,652	395,786
Energizer Holdings	8,215	336,158
Estee Lauder, Cl A	2,324	374,234
General Mills	7,795	385,385
Hershey	3,466	457,372
Hormel Foods	10,132	400,113
Kellogg	6,805	357,671
Kimberly-Clark	3,165	404,772
McCormick	2,629	410,229
PepsiCo	3,129	400,512
Procter & Gamble	3,855	396,718
		6,257,688
Energy — 2.8%
Chevron	3,283	373,770
ConocoPhillips	6,211	366,201
Devon Energy	11,488	289,038
Hess	5,892	329,127
Occidental Petroleum	6,373	317,184
		1,675,320
Financials — 14.6%
Aflac	8,130	417,069
Allstate	4,086	390,254
American Express	3,489	400,223
BlackRock, Cl A	838	348,239
Capital One Financial	4,667	400,755
Citigroup	5,963	370,600
Discover Financial Services	5,160	384,678
FactSet Research Systems	1,493	415,353

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	3,496	$370,436
KeyCorp	23,143	369,594
MetLife	9,092	420,142
Moody’s	2,108	385,511
Northern Trust	4,152	355,079
Pinnacle Financial Partners	6,953	368,161
PNC Financial Services Group	2,963	377,071
Progressive	5,253	416,458
Prudential Financial	3,838	354,554
S&P Global	1,859	397,603
T Rowe Price Group	3,698	374,016
Travelers	2,881	419,387
Umpqua Holdings	23,184	370,248
US Bancorp	7,693	386,189
Wintrust Financial	5,360	363,086
		8,854,706
Health Care — 14.8%
Abbott Laboratories	5,225	397,779
AbbVie	5,054	387,692
Agilent Technologies	5,262	352,817
Amgen	2,212	368,740
Becton Dickinson	1,744	407,119
Biogen Idec *	1,727	378,714
Boston Scientific *	11,076	425,429
Bristol-Myers Squibb	8,773	398,031
Celgene *	4,305	403,767
CVS Health	7,508	393,194
Danaher	3,117	411,475
Edwards Lifesciences *	2,200	375,540
Eli Lilly	3,384	392,341

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	1,236	$379,341
Johnson & Johnson	2,842	372,728
Merck	5,331	422,269
Mettler-Toledo International *	549	396,976
Regeneron Pharmaceuticals *	1,156	348,788
Thermo Fisher Scientific	1,507	402,339
Varian Medical Systems *	2,992	377,770
Vertex Pharmaceuticals *	2,269	377,062
Waters *	1,881	377,536
Zoetis, Cl A	3,899	393,994
		8,941,441
Industrials — 11.5%
3M	1,810	289,148
Alaska Air Group	6,530	380,046
Boeing	1,103	376,796
Cummins	2,384	359,412
Deere	2,452	343,697
Delta Air Lines	7,087	364,981
Eaton	4,841	360,606
FedEx	2,038	314,423
General Electric	43,877	414,198
Ingersoll-Rand	3,513	415,728
Lockheed Martin	1,193	403,877
Raytheon	2,119	369,766
Rockwell Automation	2,183	324,940
Southwest Airlines	7,532	358,523
Union Pacific	2,291	382,093
United Parcel Service, Cl B	3,499	325,127
Wabtec	5,359	334,294
Waste Management	3,815	417,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	1,408	$368,460
		6,903,285
Information Technology — 17.1%
Adobe *	1,427	386,574
Akamai Technologies *	5,120	385,843
Alliance Data Systems	2,440	335,500
Analog Devices	3,554	343,387
Apple	1,986	347,689
Applied Materials	9,071	350,957
Automatic Data Processing	2,409	385,729
Cisco Systems	7,012	364,835
Cognizant Technology Solutions, Cl A	5,465	338,447
Corning	11,403	328,863
HP	19,783	369,546
Intel	6,897	303,744
Intuit	1,528	374,131
Juniper Networks	14,017	344,958
Keysight Technologies *	4,402	330,721
KLA-Tencor	3,228	332,710
Lam Research	2,045	357,077
Littelfuse	2,012	328,379
Mastercard, Cl A	1,633	410,684
Microsoft	3,175	392,684
NVIDIA	2,084	282,299
Oracle	7,237	366,192
QUALCOMM	4,584	306,303
salesforce.com *	2,512	380,342
Texas Instruments	3,483	363,312
Visa, Cl A	2,508	404,616
VMware, Cl A *	2,031	359,446

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	2,077	$423,958
Xilinx	2,961	302,940
		10,301,866
Materials — 4.0%
Air Products & Chemicals	2,025	412,270
Ecolab	2,157	397,082
International Flavors & Fragrances	2,915	394,749
Newmont Goldcorp	12,280	406,345
PPG Industries	3,503	366,589
Sonoco Products	6,611	408,758
		2,385,793
Real Estate — 1.8%
CBRE Group, Cl A *	7,874	359,842
Jones Lang LaSalle	2,549	317,223
ProLogis ‡	5,525	407,027
		1,084,092
Utilities — 4.2%
American Water Works	3,865	436,822
Entergy	4,387	425,846
Exelon	8,100	389,448
NextEra Energy	2,160	428,134
Sempra Energy	3,153	414,462
WEC Energy Group	5,248	422,726
		2,517,438
TOTAL UNITED STATES		59,250,373
TOTAL INVESTMENTS — 99.7%
(Cost $55,087,351)		$60,027,485

Percentages are based on Net Assets of $60,230,523.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Conscious Companies ETF

Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Founder-Run Companies ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Communication Services — 10.9%
Alphabet, Cl A *	32	$35,408
Cargurus, Cl A *	1,034	35,322
DISH Network, Cl A *	1,168	42,177
Facebook, Cl A *	212	37,624
Netflix *	108	37,074
Nexstar Media Group, Cl A	348	34,852
Snap, Cl A *	3,726	44,302
TripAdvisor *	761	32,167
Twitter *	1,051	38,298
World Wrestling Entertainment, Cl A	487	35,424
Zayo Group Holdings *	1,269	41,496
		414,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 12.1%
Amazon.com *	21	$37,276
GrubHub *	609	39,676
L Brands	1,553	34,880
Las Vegas Sands	599	32,945
Ollie’s Bargain Outlet Holdings *	423	41,759
Roku, Cl A *	641	57,946
Skechers U.S.A., Cl A *	1,309	36,560
Tesla *	173	32,033
Texas Roadhouse, Cl A	670	34,344
Under Armour, Cl A *	1,783	40,653
Urban Outfitters *	1,386	31,144
Wayfair, Cl A *	263	37,875
		457,091
Consumer Staples — 0.9%
National Beverage *	707	31,921
Energy — 0.8%
Continental Resources *	850	29,750
Financials — 14.9%
Athene Holding, Cl A *	914	37,154
BlackRock, Cl A	85	35,323
Capital One Financial	434	37,268
Essent Group *	872	40,940
Green Dot, Cl A *	641	29,749
Interactive Brokers Group, Cl A	750	38,100
Intercontinental Exchange	501	41,187
KKR	1,655	36,873
LendingTree *	104	39,077

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	151	$44,971
Pebblebrook Hotel Trust ‡	1,237	34,426
SEI Investments	755	37,939
Signature Bank NY	306	35,052
Starwood Property Trust ‡	1,763	38,874
Wintrust Financial	531	35,970
		562,903
Health Care — 16.5%
Allogene Therapeutics *	1,362	35,725
FibroGen *	840	30,442
Guardant Health *	603	46,359
Ionis Pharmaceuticals *	544	35,686
Jazz Pharmaceuticals *	310	38,921
Masimo *	312	40,791
Medidata Solutions *	455	41,473
Neurocrine Biosciences *	525	44,510
Penumbra *	298	42,524
Regeneron Pharmaceuticals *	120	36,206
Seattle Genetics *	593	38,587
Spark Therapeutics *	377	41,093
Ultragenyx Pharmaceutical *	595	32,683
United Therapeutics *	387	32,496
Universal Health Services, Cl B	315	37,658
Veeva Systems, Cl A *	292	45,053
		620,207
Industrials — 5.0%
Clean Harbors *	547	35,074
CoStar Group *	83	42,300
FedEx	221	34,096
Insperity	332	37,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lyft, Cl A *	710	$40,910
		190,195
Information Technology — 28.3%
2U *	657	24,959
Akamai Technologies *	515	38,810
Dell Technologies, Cl C *	622	37,040
Dropbox, Cl A *	1,669	37,653
EPAM Systems *	230	39,696
Euronet Worldwide *	276	42,791
Fortinet *	437	31,674
HubSpot *	227	39,335
IPG Photonics *	234	29,290
Monolithic Power Systems	262	30,510
New Relic *	393	39,426
Nutanix, Cl A *	939	26,358
NVIDIA	228	30,885
Okta, Cl A *	395	44,722
Paycom Software *	203	43,056
Pegasystems	537	38,739
RealPage *	633	36,917
RingCentral, Cl A *	352	42,187
salesforce.com *	245	37,095
Square, Cl A *	568	35,187
SS&C Technologies Holdings	609	33,891
Trade Desk, Cl A *	189	37,575
Twilio, Cl A *	301	39,729
Ubiquiti Networks	245	29,476
VeriSign *	203	39,581
ViaSat *	455	39,599
Workday, Cl A *	199	40,620

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zendesk *	474	$39,934
Zscaler *	607	41,658
		1,068,393
Materials — 0.9%
Steel Dynamics	1,287	32,368
Real Estate — 9.7%
American Campus Communities ‡	852	39,465
American Homes 4 Rent, Cl A ‡	1,693	41,326
Apartment Investment & Management, Cl A ‡	821	41,009
Brandywine Realty Trust ‡	2,639	39,875
Camden Property Trust ‡	404	41,757
Healthcare Trust of America, Cl A ‡	1,451	41,774
Medical Properties Trust ‡	2,325	41,339
STAG Industrial ‡	1,395	40,706
Vornado Realty Trust ‡	577	38,215
		365,466
TOTAL UNITED STATES		3,772,438
TOTAL INVESTMENTS — 100.0%
(Cost $3,955,142)		$3,772,438

Percentages are based on Net Assets of $3,771,570.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Founder-Run Companies ETF

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Cloud Computing ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 4.4%
Information Technology — 4.4%
Xero *	285,984	$11,851,025
CHINA— 2.3%
Consumer Discretionary — 1.4%
Alibaba Group Holding ADR *	25,434	3,796,279
Information Technology — 0.9%
21Vianet Group ADR *	207,755	1,485,448
Kingsoft *	315,500	869,174
		2,354,622
TOTAL CHINA		6,150,901
UNITED STATES— 93.1%
Communication Services — 4.9%
Alphabet, Cl A *	2,875	3,181,188
Netflix *	29,003	9,956,149
		13,137,337
Consumer Discretionary — 1.9%
Amazon.com *	2,856	5,069,600
Information Technology — 79.7%
2U *	146,121	5,551,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Akamai Technologies *	136,914	$10,317,839
Anaplan *	282,742	12,302,105
Benefitfocus *	81,281	2,305,129
Box, Cl A *	360,827	6,671,691
Cornerstone OnDemand *	148,968	7,929,567
Coupa Software *	107,181	11,705,237
Dropbox, Cl A *	458,305	10,339,361
Everbridge *	82,122	6,458,074
International Business Machines	8,755	1,111,797
LogMeIn	124,552	8,946,570
Microsoft	43,513	5,381,688
Mimecast *	151,057	6,857,988
Paycom Software *	54,514	11,562,419
Paylocity Holding *	114,595	11,484,711
Proofpoint *	89,539	10,060,602
Qualys *	97,947	8,679,084
RealPage *	173,813	10,136,774
salesforce.com *	67,920	10,283,767
Shopify, Cl A *	43,095	11,846,816
SPS Commerce *	44,852	4,571,764
Twilio, Cl A *	83,210	10,982,888
Workday, Cl A *	55,250	11,277,630
Workiva, Cl A *	89,208	4,963,533
Zscaler *	167,351	11,485,299
		213,213,470
Real Estate — 6.6%
CoreSite Realty ‡	18,723	2,185,349
CyrusOne ‡	54,882	3,240,232
Digital Realty Trust ‡	92,414	10,878,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2019 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
QTS Realty Trust, Cl A ‡	27,956	$1,290,729
		17,595,286
TOTAL UNITED STATES		249,015,693
TOTAL INVESTMENTS — 99.8%
(Cost $270,045,092)		$267,017,619

Percentages are based on Net Assets of $267,461,021.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2019 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF		Global X Internet of Things ETF		Global X Future Analytics Tech ETF
Assets:
Cost of Investments	$1,850,643,314		$370,904,347		$86,106,299		$41,363,846
Cost of Repurchase Agreement	41,467,143		40,969,154		1,952,446		130,630
Cost of Foreign Currency	182,946		—		1		4,655
Investments, at Value	$1,456,913,575	*	$379,776,764	*	$81,276,567	*	$40,182,007	*
Repurchase Agreement, at Value	41,467,143		40,969,154		1,952,446		130,630
Cash	1,190,834		442,137		95,789		50,283
Foreign Currency, at Value	182,979		—		2		4,658
Receivable for Investment Securities Sold	9,526,287		—		—		—
Dividend and Interest Receivable	6,075,010		116,480		99,494		46,905
Reclaim Receivable	2,042,066		38,359		39,347		824
Total Assets	1,517,397,894		421,342,894		83,463,645		40,415,307
Liabilities:
Obligation to Return Securities Lending Collateral	57,707,434		57,014,411		2,717,106		181,790
Payable for Capital Shares Redeemed	9,538,312		—		—		—
Payable due to Investment Adviser	928,698		209,809		48,283		24,107
Unrealized Depreciation on Spot Contracts	931		—		—		6
Total Liabilities	68,175,375		57,224,220		2,765,389		205,903
Net Assets	$1,449,222,519		$364,118,674		$80,698,256		$40,209,404
Net Assets Consist of:
Paid-in Capital	$1,969,895,285		$360,573,963		$86,883,281		$42,100,886
Total Distributable Earnings/(Loss)	(520,672,766)		3,544,711		(6,185,025)		(1,891,482)
Net Assets	$1,449,222,519		$364,118,674		$80,698,256		$40,209,404
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	76,600,000		13,000,000		4,500,000		2,650,002
Net Asset Value, Offering and Redemption Price Per Share	$18.92		$28.01		$17.93		$15.17
*Includes Market Value of Securities on Loan	$54,782,328		$55,032,772		$2,553,805		$176,448

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2019 (Unaudited)

	Global X Autonomous & Electric Vehicles ETF		Global X Genomics & Biotechnology ETF	Global X Millennials Thematic ETF	Global X Longevity Thematic ETF
Assets:
Cost of Investments	$15,531,252		$4,414,028	$45,237,959	$15,548,711
Cost of Repurchase Agreement	58,498		—	—	—
Cost of Foreign Currency	14,119		—	—	620
Investments, at Value	$12,685,697	*	$3,997,256	$47,554,592	$16,063,539
Repurchase Agreement, at Value	58,498		—	—	—
Cash	13,443		—	97,209	23,988
Foreign Currency, at Value	14,137		—	—	620
Dividend and Interest Receivable	25,015		—	17,932	7,037
Reclaim Receivable	5,010		—	—	5,901
Total Assets	12,801,800		3,997,256	47,669,733	16,101,085
Liabilities:
Obligation to Return Securities Lending Collateral	81,408		—	—	—
Payable for Investment Securities Purchased	8,381		—	—	—
Payable due to Investment Adviser	7,917		2,124	19,958	6,673
Unrealized Depreciation on Spot Contracts	31		—	—	3
Cash Overdraft	—		835	—	—
Total Liabilities	97,737		2,959	19,958	6,676
Net Assets	$12,704,063		$3,994,297	$47,649,775	$16,094,409
Net Assets Consist of:
Paid-in Capital	$16,734,984		$4,414,158	$43,701,663	$15,496,062
Total Distributable Earnings /(Loss)	(4,030,921)		(419,861)	3,948,112	598,347
Net Assets	$12,704,063		$3,994,297	$47,649,775	$16,094,409
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,050,002		300,000	2,050,000	800,000
Net Asset Value, Offering and Redemption Price Per Share	$12.10		$13.31	$23.24	$20.12
*Includes Market Value of Securities on Loan	$78,508		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2019 (Unaudited)

	Global X Health & Wellness Thematic ETF	Global X U.S. Infrastructure Development ETF		Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Assets:
Cost of Investments	$17,456,272	$144,262,564		$55,087,351	$3,955,142
Cost of Repurchase Agreement	—	702,515		—	—
Cost of Foreign Currency	6,080	—		—	—
Investments, at Value	$16,846,846	$127,108,016	*	$60,027,485	$3,772,438
Repurchase Agreement, at Value	—	702,515		—	—
Cash	141,369	302,848		96,815	—
Foreign Currency, at Value	6,146	—		—	—
Dividend and Interest Receivable	12,923	231,621		128,875	837
Reclaim Receivable	972	—		—	—
Unrealized Appreciation on Spot Contracts	16	—		—	—
Total Assets	17,008,272	128,345,000		60,253,175	3,773,275
Liabilities:
Obligation to Return Securities Lending Collateral	—	977,650		—	—
Payable for Investment Securities Purchased	98,542	—		—	—
Payable due to Investment Adviser	7,144	53,773		22,652	1,505
Cash Overdraft	—	—		—	200
Total Liabilities	105,686	1,031,423		22,652	1,705
Net Assets	$16,902,586	$127,313,577		$60,230,523	$3,771,570
Net Assets Consist of:
Paid-in Capital	$16,926,923	$145,363,539		$54,078,217	$3,832,337
Total Distributable Earnings /(Loss)	(24,337)	(18,049,962)		6,152,306	(60,767)
Net Assets	$16,902,586	$127,313,577		$60,230,523	$3,771,570
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	900,000	8,600,000		2,950,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$18.78	$14.80		$20.42	$18.86
*Includes Market Value of Securities on Loan	$—	$935,766		$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2019 (Unaudited)

Global X Cloud Computing ETF
Assets:
Cost of Investments	$270,045,092
Cost of Foreign Currency	1
Investments, at Value	$267,017,619
Cash	1,946,916
Foreign Currency, at Value	1
Receivable for Capital Shares Sold	12,164,962
Dividend and Interest Receivable	15,154
Total Assets	281,144,652
Liabilities:
Payable for Investment Securities Purchased	13,601,876
Payable due to Investment Adviser	80,630
Unrealized Depreciation on Spot Contracts	1,125
Total Liabilities	13,683,631
Net Assets	$267,461,021
Net Assets Consist of:
Paid-in Capital	$270,485,711
Total Distributable Loss	(3,024,690)
Net Assets	$267,461,021
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	17,700,000
Net Asset Value, Offering and Redemption Price Per Share	$15.11

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2019 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF	Global X Future Analytics Tech ETF
Investment Income:
Dividend Income	$14,075,185	$690,140	$643,198	$266,987
Interest Income	12,983	3,768	1,098	—
Security Lending Income	5,058,733	70,298	36,390	51,533
Less: Foreign Taxes Withheld	(1,582,557)	—	(15,854)	(9,547)
Total Investment Income	17,564,344	764,206	664,832	308,973
Supervision and Administration Fees(1)	5,215,080	1,066,867	262,866	127,172
Tax Expense	—	—	—	1,488
Custodian Fees(2)	40,147	1,813	8	329
Total Expenses	5,255,227	1,068,680	262,874	128,989
Net Expenses	5,255,227	1,068,680	262,874	128,989
Net Investment Income (Loss)	12,309,117	(304,474)	401,958	179,984
Net Realized Loss on:
Investments(3)	(49,739,334)	(707,894)	(648,247)	(527,701)
Foreign Currency Transactions	(99,684)	(16,308)	(3,507)	(291)
Net Realized Loss on Investments and Foreign Currency Transactions	(49,839,018)	(724,202)	(651,754)	(527,992)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(32,461,355)	36,279,762	(467,547)	2,661,266
Foreign Currency Translations	133,230	64	34	42
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(32,328,125)	36,279,826	(467,513)	2,661,308
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(82,167,143)	35,555,624	(1,119,267)	2,133,316
Net Increase (Decrease) in Net Assets Resulting from Operations	$(69,858,026)	$35,251,150	$(717,309)	$2,313,300

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2019 (Unaudited)

	Global X Autonomous & Electric Vehicles ETF	Global X Genomics & Biotechnology ETF(1)	Global X Millennials Thematic ETF	Global X Longevity Thematic ETF
Investment Income:
Dividend Income	$182,151	$—	$144,308	$91,549
Interest Income	—	—	509	218
Security Lending Income	3,955	—	—	—
Less: Foreign Taxes Withheld	(11,533)	—	—	(4,838)
Total Investment Income	174,573	—	144,817	86,929
Supervision and Administration Fees(2)	42,009	3,089	121,677	53,886
Custodian Fees(3)	251	—	—	20
Total Expenses	42,260	3,089	121,677	53,906
Waiver of Supervision and Administration Fees	–	–	(32,209)	(14,264)
Net Expenses	42,260	3,089	89,468	39,642
Net Investment Income (Loss)	132,313	(3,089)	55,349	47,287
Net Realized Gain (Loss) on:
Investments(4)	(742,462)	—	1,905,357	174,164
Foreign Currency Transactions	(156)	—	—	(97)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(742,618)	—	1,905,357	174,067
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(465,663)	(416,772)	(133,174)	(481,482)
Foreign Currency Translations	408	—	—	(23)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(465,255)	(416,772)	(133,174)	(481,505)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(1,207,873)	(416,772)	1,772,183	(307,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,075,560)	$(419,861)	$1,827,532	$(260,151)

(1)	The Fund commenced operations on April 5, 2019.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2019 (Unaudited)

	Global X Health & Wellness Thematic ETF	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$90,494	$894,182	$672,876	$20,678
Interest Income	314	1,881	1,593	84
Security Lending Income	—	1,353	—	—
Less: Foreign Taxes Withheld	(7,227)	(550)	(1,402)	—
Total Investment Income	83,581	896,866	673,067	20,762
Supervision and Administration Fees(1)	52,411	340,295	123,273	13,282
Tax Expense	—	—	785	—
Custodian Fees(2)	31	—	131	—
Total Expenses	52,442	340,295	124,189	13,282
Waiver of Supervision and Administration Fees	(13,873)	(44,734)	–	–
Net Expenses	38,569	295,561	124,189	13,282
Net Investment Income	45,012	601,305	548,878	7,480
Net Realized Gain (Loss) on:
Investments(3)	624,821	(1,193,857)	1,229,110	128,303
Foreign Currency Transactions	1,271	—	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	626,092	(1,193,857)	1,229,110	128,303
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(206,414)	(7,468,417)	(1,243,874)	67,823
Foreign Currency Translations	258	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(206,156)	(7,468,417)	(1,243,874)	67,823
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	419,936	(8,662,274)	(14,764)	196,126
Net Increase (Decrease) in Net Assets Resulting from Operations	$464,948	$(8,060,969)	$534,114	$203,606

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2019 (Unaudited)

Global X Cloud Computing ETF(1)
Investment Income:
Dividend Income	$28,276
Total Investment Income	28,276
Supervision and Administration Fees(2)	90,026
Total Expenses	90,026
Net Expenses	90,026
Net Investment Loss	(61,750)
Net Realized Gain (Loss) on:
Investments(3)	71,442
Foreign Currency Transactions	(392)
Net Realized Gain on Investments and Foreign Currency Transactions	71,050
Net Change in Unrealized Depreciation on:
Investments	(3,027,473)
Foreign Currency Translations	(6,517)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(3,033,990)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(2,962,940)
Net Decrease in Net Assets Resulting from Operations	$(3,024,690)

(1)	The Fund commenced operations on April 12, 2019.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations:
Net Investment Income (Loss)	$12,309,117	$18,053,339	$(304,474)	$(603,154)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(49,839,018)	(7,516,216)	(724,202)	14,058,926
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(32,328,125)	(491,610,690)	36,279,826	(30,595,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,858,026)	(481,073,567)	35,251,150	(17,139,806)
Distributions	(18,725,766)	(121,571)	(497,707)	(63,010)
Capital Share Transactions:
Issued	152,094,800	1,383,514,459	53,797,729	370,655,854
Redeemed	(340,562,279)	(588,634,985)	(52,166,851)	(75,824,281)
Increase (Decrease) in Net Assets from Capital Share Transactions	(188,467,479)	794,879,474	1,630,878	294,831,573
Total Increase (Decrease) in Net Assets	(277,051,271)	313,684,336	36,384,321	277,628,757
Net Assets:
Beginning of Period	1,726,273,790	1,412,589,454	327,734,353	50,105,596
End of Period	$1,449,222,519	$1,726,273,790	$364,118,674	$327,734,353
Share Transactions:
Issued	7,700,000	55,100,000	1,950,000	14,050,000
Redeemed	(18,750,000)	(26,400,000)	(2,300,000)	(3,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(11,050,000)	28,700,000	(350,000)	11,050,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Internet of Things ETF		Global X Future Analytics Tech ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018(1) (Unaudited)
Operations:
Net Investment Income	$401,958	$880,998	$179,984	$144,273
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(651,754)	2,606,972	(527,992)	1,740,915
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(467,513)	(12,902,832)	2,661,308	(3,843,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	(717,309)	(9,414,862)	2,313,300	(1,957,964)
Distributions	(869,383)	(1,003,957)	(159,387)	—
Capital Share Transactions:
Issued	10,423,286	24,374,172	5,413,436	77,941,355
Redeemed	(11,121,780)	(16,492,910)	(9,359,066)	(33,982,270)
Increase (Decrease) in Net Assets from Capital Share Transactions	(698,494)	7,881,262	(3,945,630)	43,959,085
Total Increase (Decrease) in Net Assets	(2,285,186)	(2,537,557)	(1,791,717)	42,001,121
Net Assets:
Beginning of Period	82,983,442	85,520,999	42,001,121	—
End of Period	$80,698,256	$82,983,442	$40,209,404	$42,001,121
Share Transactions:
Issued	550,000	1,200,000	350,000	5,150,002
Redeemed	(650,000)	(850,000)	(650,000)	(2,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	350,000	(300,000)	2,950,002

(1)	The Fund commenced operations on May 11, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Genomics & Biotechnology ETF
	Period Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018(1) (Unaudited)	Period Ended May 31, 2019(2) (Unaudited)
Operations:
Net Investment Income (Loss)	$132,313	$227,860	$(3,089)
Net Realized Loss on Investments and Foreign Currency Transactions(3)	(742,618)	(1,010,169)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(465,255)	(2,380,421)	(416,772)
Net Decrease in Net Assets Resulting from Operations	(1,075,560)	(3,162,730)	(419,861)
Distributions	(292,329)	—	—
Capital Share Transactions:
Issued	2,091,457	59,148,347	4,414,158
Redeemed	(3,267,557)	(40,737,565)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,176,100)	18,410,782	4,414,158
Total Increase (Decrease) in Net Assets	(2,543,989)	15,248,052	3,994,297
Net Assets:
Beginning of Period	15,248,052	—	—
End of Period	$12,704,063	$15,248,052	$3,994,297
Share Transactions:
Issued	150,000	3,900,002	300,000
Redeemed	(250,000)	(2,750,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	1,150,002	300,000

(1)	The Fund commenced operations on April 13, 2018.
(2)	The Fund commenced operations on April 5, 2019.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennials Thematic ETF		Global X Longevity Thematic ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations:
Net Investment Income	$55,349	$90,690	$47,287	$81,264
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,905,357	(176,553)	174,067	228,407
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(133,174)	1,603,012	(481,505)	505,941
Net Increase (Decrease) in Net Assets Resulting from Operations	1,827,532	1,517,149	(260,151)	815,612
Distributions	(127,934)	(120,220)	(142,860)	(90,636)
Capital Share Transactions:
Issued	20,184,628	18,414,298	2,055,433	7,971,302
Redeemed	(5,512,957)	—	(1,061,403)	(1,033,568)
Increase in Net Assets from Capital Share Transactions	14,671,671	18,414,298	994,030	6,937,734
Total Increase in Net Assets	16,371,269	19,811,227	591,019	7,662,710
Net Assets:
Beginning of Period	31,278,506	11,467,279	15,503,390	7,840,680
End of Period	$47,649,775	$31,278,506	$16,094,409	$15,503,390
Share Transactions:
Issued	850,000	850,000	100,000	400,000
Redeemed	(250,000)	—	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	600,000	850,000	50,000	350,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Health & Wellness Thematic ETF		Global X U.S. Infrastructure Development ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations:
Net Investment Income	$45,012	$49,515	$601,305	$818,488
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	626,092	930,898	(1,193,857)	2,957,558
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(206,156)	(570,537)	(7,468,417)	(11,449,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	464,948	409,876	(8,060,969)	(7,673,870)
Distributions	(52,026)	(71,150)	(866,951)	(80,930)
Capital Share Transactions:
Issued	10,294,348	13,882,684	12,822,826	147,616,539
Redeemed	(4,026,443)	(6,511,675)	(17,495,370)	(19,150,916)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,267,905	7,371,009	(4,672,544)	128,465,623
Total Increase (Decrease) in Net Assets	6,680,827	7,709,735	(13,600,464)	120,710,823
Net Assets:
Beginning of Period	10,221,759	2,512,024	140,914,041	20,203,218
End of Period	$16,902,586	$10,221,759	$127,313,577	$140,914,041
Share Transactions:
Issued	550,000	750,000	800,000	8,950,000
Redeemed	(200,000)	(350,000)	(1,250,000)	(1,150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	350,000	400,000	(450,000)	7,800,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Conscious Companies ETF		Global X Founder-Run Companies ETF		Global X Cloud Computing ETF
	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Period Ended May 31, 2019(1) (Unaudited)
Operations:
Net Investment Income (Loss)	$548,878	$888,252	$7,480	$5,311	$(61,750)
Net Realized Gain on Investments and Foreign Currency Transactions(2)	1,229,110	2,122,272	128,303	675,606	71,050
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,243,874)	1,096,477	67,823	(433,080)	(3,033,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	534,114	4,107,001	203,606	247,837	(3,024,690)
Distributions	(915,203)	(598,437)	(66,419)	(54,023)	—
Capital Share Transactions:
Issued	8,302,230	11,055,793	—	2,943,705	270,485,711
Redeemed	(4,194,875)	(6,124,833)	(1,022,118)	(1,963,668)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	4,107,355	4,930,960	(1,022,118)	980,037	270,485,711
Total Increase (Decrease) in Net Assets	3,726,266	8,439,524	(884,931)	1,173,851	267,461,021
Net Assets:
Beginning of Period	56,504,257	48,064,733	4,656,501	3,482,650	—
End of Period	$60,230,523	$56,504,257	$3,771,570	$4,656,501	$267,461,021
Share Transactions:
Issued	400,000	550,000	—	150,000	17,700,000
Redeemed	(200,000)	(300,000)	(50,000)	(100,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	250,000	(50,000)	50,000	17,700,000

(1)	The Fund commenced operations on April 12, 2019.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Robotics & Artificial Intelligence ETF
2019 (Unaudited)	19.70	0.15	(0.69)	(0.54)	(0.24)	—
2018	23.96	0.19	(4.45)	(4.26)	***	***
2017	14.87	0.01	9.09	9.10	(0.01)	—
2016(1)	14.84	0.02	0.01	0.03	—	—
Global X FinTech ETF
2019 (Unaudited)	24.55	(0.03)	3.53	3.50	—	(0.04)
2018	21.79	(0.08)	2.86	2.78	—	(0.02)
2017	14.91	(0.03)	6.91	6.88	—	—
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—
Global X Internet of Things ETF
2019 (Unaudited)	18.04	0.09	—	0.09	(0.20)	—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)
2017	15.52	0.16	4.49	4.65	(0.05)	—
2016(1)	15.04	0.09	0.39	0.48	—	—
Global X Future Analytics Tech ETF
2019 (Unaudited)	14.24	0.07	0.93	1.00	(0.07)	—
2018(2)	15.00	0.05	(0.81)	(0.76)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.24)	18.92	(2.58)	1,449,223	0.69	†	1.60	†	3.53
***	19.70	(17.77)	1,726,274	0.70		0.83		28.50
(0.01)	23.96	61.22	1,412,589	0.69		0.05		15.29
—	14.87	0.20	2,974	0.68	†	0.62	†	—

(0.04)	28.01	14.30	364,119	0.68	†	(0.20	)†	3.99
(0.02)	24.55	12.79	327,734	0.68		(0.29)		20.58
—	21.79	46.14	50,106	0.68		(0.13)		11.65
—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—

(0.20)	17.93	0.64	80,698	0.68	†	1.04	†	3.63
(0.22)	18.04	(9.33)	82,983	0.69		0.88		16.69
(0.05)	20.12	30.04	85,521	0.70		0.85		24.90
—	15.52	3.19	3,881	0.68	†	2.75	†	0.39

(0.07)	15.17	7.07	40,209	0.69	†	0.96	†	10.73
—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than 0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on May 11, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Autonomous & Electric Vehicles ETF
2019 (Unaudited)	13.26	0.14	(0.98)	(0.84)	(0.32)	—
2018(1)	15.00	0.11	(1.85)	(1.74)	—	—
Global X Genomics & Biotechnology ETF
2019(2)(Unaudited)	15.00	(0.01)	(1.68)	(1.69)	—	—
Global X Millennials Thematic ETF
2019 (Unaudited)	21.57	0.04	1.72	1.76	(0.08)	(0.01)
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)
2017	15.58	0.07	3.51	3.58	(0.05)	—
2016(3)	14.95	0.05	0.58	0.63	—	—
Global X Longevity Thematic ETF
2019 (Unaudited)	20.67	0.06	(0.42)	(0.36)	(0.13)	(0.06)
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)
2016(4)	15.32	0.07	(0.22)	(0.15)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.32)	12.10	(6.21)	12,704	0.68	†	2.14	†	11.38
—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

—	13.31	(11.27)	3,994	0.68	†	0.68	†	—

(0.09)	23.24	8.21	47,650	0.50	^†	0.31	†	5.94
(0.17)	21.57	13.87	31,279	0.50	^	0.40		10.94
(0.05)	19.11	23.05	11,467	0.54	^	0.40		20.97
—	15.58	4.21	3,896	0.68	†	0.59	†	—

(0.19)	20.12	(1.67)	16,094	0.50	^†	0.60	†	9.70
(0.20)	20.67	6.55	15,503	0.50	^	0.63		14.39
(0.16)	19.60	30.58	7,841	0.52	^	0.44		10.20
—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 13, 2018.
(2)	The Fund commenced operations on April 5, 2019.
(3)	The Fund commenced operations on May 4, 2016.
(4)	The Fund commenced operations on May 9, 2016.
^	The ratio of Expenses to Average to Net Asset the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Health & Wellness Thematic ETF
2019 (Unaudited)	18.59	0.06	0.22	0.28	(0.09)	—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)
2017	14.72	0.17	1.94	2.11	(0.08)	—
2016(1)	15.13	0.07	(0.48)	(0.41)	—	—
Global X U.S. Infrastructure Development ETF
2019 (Unaudited)	15.57	0.07	(0.73)	(0.66)	(0.11)	—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—
2017(2)	14.98	0.10	1.08	1.18	—	—
Global X Conscious Companies ETF
2019 (Unaudited)	20.55	0.19	0.01	0.20	(0.33)	—
2018	19.23	0.33	1.22	1.55	(0.23)	—
2017	15.79	0.26	3.33	3.59	(0.15)	—
2016(3)	15.09	0.15	0.55	0.70	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.09)	18.78	1.53	16,903	0.50	^†	0.58	†	17.79
(0.48)	18.59	14.16	10,222	0.50	^	0.77		20.93
(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73
—	14.72	(2.71)	1,472	0.68	†	0.82	†	—

(0.11)	14.80	(4.20)	127,314	0.47	†‡	0.96	†	8.83
(0.05)	15.57	(3.36)	140,914	0.47	‡	0.88		6.76
—	16.16	7.88	20,203	0.47	†‡	0.91	†	—

(0.33)	20.42	1.18	60,231	0.43	†	1.91	†	7.73
(0.23)	20.55	8.16	56,504	0.43		1.65		36.35
(0.15)	19.23	22.95	48,065	0.43		1.50		41.77
—	15.79	4.64	33,163	0.43	†	2.57	†	37.35
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on May 9, 2016.
(2)	The Fund commenced operations on March 6, 2017.
(3)	The Fund commenced operations on July 11, 2016.
^	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%.
‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.58%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Founder-Run Companies ETF
2019 (Unaudited)	18.63	0.04	0.45	0.49	(0.03)	(0.23)
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)
2017(1)	15.02	0.04	2.35	2.39	—	—
Global X Cloud Computing ETF
2019(2)(Unaudited)	15.00	—	0.11	0.11	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.26)	18.86	2.89	3,772	0.58	†	0.33	†	29.35
(0.27)	18.63	8.67	4,657	0.65		0.13		25.22
—	17.41	15.91	3,483	0.65	†	0.33	†	21.61

—	15.11	0.73	267,461	0.68	†	(0.47	)†	8.21

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on February 13, 2017.
(2)	The Fund commenced operations on April 12, 2019.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)
May 31, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2019, the Trust had one hundred portfolios, seventy of which were operational. The financial statements herein and the related notes pertain to the Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Future Analytics Tech ETF, Global X Autonomous & Electric Vehicles ETF, Global X Genomics & Biotechnology ETF, Global X Millennials Thematic ETF, Global X Longevity Thematic ETF, Global X Health & Wellness Thematic ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, Global X Founder-Run Companies ETF, and Global X Cloud Computing ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Conscious Companies ETF, Global X Millennials Thematic ETF, Global X Longevity Thematic ETF and Global X Health & Wellness Thematic ETF has elected non-diversified status.
The Global X Genomics & Biotechnology ETF commenced operations on April 5, 2019.
The Global X Cloud Computing ETF commenced operations on April 12, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire  market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
consideration all relevant information reasonably available to the Committee. As of May 31, 2019, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2019 there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
At May 31, 2019, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Robotics & Artificial Intelligence ETF
RBC Capital Markets	$41,467,143	$41,467,143	$-	$-
Global X FinTech ETF
RBC Capital Markets	40,969,154	40,969,154	-	-
Global X Internet of Things ETF
RBC Capital Markets	1,952,446	1,952,446	-	-
Global X Future Analytics Tech ETF
RBC Capital Markets	130,630	130,630	-	-
Global X Autonomous & Electric Vehicles ETF
RBC Capital Markets	58,498	58,498	-	-
Global X U.S. Infrastructure Development ETF
RBC Capital Markets	702,515	702,515	-	-

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described on following page.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made, will be filed within the prescribed period.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statement of Operations.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2019	Redemption Fee
Global X Robotics & Artificial Intelligence ETF	50,000	$600	$946,000	$600
Global X FinTech ETF	50,000	500	1,400,500	500
Global X Internet of Things ETF	50,000	600	896,500	600
Global X Future Analytics Tech ETF	50,000	600	758,500	600
Global X Autonomous & Electric Vehicles ETF	50,000	750	605,000	750
Global X Genomics & Biotechnology ETF	50,000	500	665,500	500
Global X Millennials Thematic ETF	50,000	300	1,162,000	300
Global X Longevity Thematic ETF	50,000	1,000	1,006,000	1,000
Global X Health & Wellness Thematic ETF	50,000	1,000	939,000	1,000
Global X U.S. Infrastructure Development ETF	50,000	400	740,000	400
Global X Conscious Companies ETF	50,000	750	1,021,000	750
Global X Founder-Run Companies ETF	50,000	400	943,000	400
Global X Cloud Computing ETF	50,000	250	755,500	250

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished all supervisory, administrative and other services reasonably necessary for  the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the respective Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses), respectively.
The following table discloses the rates of Supervision and Administration Fees paid by the Funds pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X Robotics & Artificial Intelligence Thematic ETF	0.68%
Global X FinTech Thematic ETF	0.68%
Global X Internet of Things Thematic ETF	0.68%
Global X Future Analytics Tech ETF	0.68%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Genomics & Biotechnology ETF(1)	0.68%
Global X Millennials Thematic ETF*	0.50%
Global X Longevity Thematic ETF*	0.50%
Global X Health & Wellness Thematic ETF*	0.50%
Global X U.S. Infrastructure Development ETF(2)	0.47%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF(3)	0.45%
Global X Cloud Computing ETF(4)	0.68%

(1) Fund commenced operations on April 5, 2019.
(2) Prior to April 1, 2019 the Fee was 0.58%.
(3) Prior to April 1, 2019 the Fee was 0.65%.
(4) Fund commenced operations on April 12, 2019.
*  Pursuant to expense limitation agreements, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Millennials Thematic ETF, Global X Longevity Thematic ETF and the Global X Health & Wellness Thematic ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years and only with respect to amounts waived prior to April 1, 2019, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. As of May 31, 2019, the amounts of waivers/reimbursements subject to recoupment for the Global X Millennials Thematic ETF, Global X Longevity Thematic ETF, Global X Health & Wellness Thematic ETF and Global X U.S. Infrastructure Development ETF were, $8,858 expiring 2020, $41,063 expiring 2021, $18,918 expiring 2022, $6,251 expiring 2020, $23,346 expiring 2021, $9,461 expiring 2022, $2,692 expiring 2020, $11,634 expiring 2021, $8,496 expiring 2022, $8,619 expiring 2020, $102,748 expiring 2022 and $44,734 expiring 2022 respectively.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2019, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

2019	Purchases	Sales and Maturities
Global X Robotics & Artificial Intelligence ETF	$54,468,310	$68,021,415
Global X FinTech ETF	12,836,835	14,058,307
Global X Internet of Things ETF	2,837,773	3,411,272
Global X Future Analytics Tech ETF	4,097,759	4,248,784
Global X Autonomous & Electric Vehicles ETF	1,439,124	1,735,409
Global X Genomics & Biotechnology ETF	2,015	-
Global X Millennials Thematic ETF	2,161,570	2,198,647
Global X Longevity Thematic ETF	1,538,674	1,593,878
Global X Health & Wellness Thematic ETF	3,142,734	2,675,879
Global X U.S. Infrastructure Development ETF	11,179,453	11,568,004
Global X Conscious Companies ETF	4,474,132	4,990,665
Global X Founder-Run Companies ETF	1,304,495	1,352,486
Global X Cloud Computing ETF	18,357,069	14,536,415

For the period ended May 31, 2019, in-kind transactions associated with creations and redemptions were:

2019	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$150,209,232	$336,727,362	$(26,830,384)
Global X FinTech ETF	53,760,680	52,217,391	(100,114)
Global X Internet of Things ETF	9,697,165	10,361,730	418,281
Global X Future Analytics Tech ETF	5,310,006	9,033,284	5,619
Global X Autonomous & Electric Vehicles ETF	1,946,595	2,996,324	(500,682)
Global X Millennials Thematic ETF	20,147,214	5,511,812	2,177,556
Global X Longevity Thematic ETF	2,002,455	1,033,564	281,906
Global X Health & Wellness Thematic ETF	9,408,174	3,642,593	648,279
Global X U.S. Infrastructure Development ETF	12,787,835	17,476,681	(439,478)
Global X Conscious Companies ETF	8,299,974	4,194,611	1,185,592
Global X Founder-Run Companies ETF	-	1,021,446	192,373

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

4. INVESTMENT TRANSACTIONS (continued)
For the year ended November 30, 2018, in-kind transactions associated with creations and redemptions were:

2018	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$1,316,559,930	$573,374,831	$74,804,351
Global X FinTech ETF	370,015,409	75,502,876	17,577,027
Global X Internet of Things ETF	22,636,282	15,508,284	3,553,052
Global X Future Analytics Tech ETF	74,595,284	32,466,154	2,095,541
Global X Autonomous & Electric Vehicles ETF	54,401,992	37,613,030	(499,698)
Global X Millennials Thematic ETF	18,334,621	-	-
Global X Longevity Thematic ETF	7,657,656	1,005,338	295,892
Global X Health & Wellness Thematic ETF	12,612,766	5,972,007	1,012,067
Global X U.S. Infrastructure Development ETF	147,584,236	19,138,791	3,203,152
Global X Conscious Companies ETF	11,048,267	6,139,641	1,953,550
Global X Founder-Run Companies ETF	2,943,347	1,967,114	625,980

For the period ended May 31, 2019, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended November 30, 2018 and 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Robotics & Artificial Intelligence ETF
2018	$121,571	$–	$–	$121,571
2017	2,133	–	–	2,133
Global X FinTech ETF
2018	$47,896	$15,114	$–	$63,010
2017	–	–	–	–
Global X Internet of Things ETF
2018	$924,105	$79,852	$–	$1,003,957
2017	21,905	–	–	21,905
Global X Millennials Thematic ETF
2018	$99,317	$20,903	$–	$120,220
2017	12,412	–	–	12,412
Global X Longevity Thematic ETF
2018	$74,051	$16,585	$–	$90,636
2017	16,127	–	–	16,127
Global X Health & Wellness Thematic ETF
2018	$54,477	$16,673	$–	$71,150
2017	7,508	–	–	7,508
Global X U.S. Infrastructure Development ETF
2018	$80,930	$–	$–	$80,930
Global X Conscious Companies ETF
2018	$598,437	$–	$–	$598,437
2017	328,342	–	–	328,342
Global X Founder-Run Companies ETF
2018	$53,242	$781	$–	$54,023

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

5. TAX INFORMATION (continued)
As of November 30, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF	Global X Future Analytics Tech ETF
Undistributed Ordinary Income	$17,649,630	$–	$770,792	$141,926
Undistributed Long-Term Capital Gain	–	60,370	–	–
Capital Loss Carryforwards	(83,348,694)	–	(552,315)	(109,458)
Unrealized Depreciation on Investments and Foreign Currency	(366,389,909)	(31,269,105)	(4,816,808)	(4,077,863)
Other Temporary Differences	(1)	3	(2)	–
Total Accumulated Losses	$(432,088,974)	$(31,208,732)	$(4,598,333)	$(4,045,395)

	Global X Funds
	Global X Autonomous & Electric Vehicles ETF	Global X Millennials Thematic ETF	Global X Longevity Thematic ETF	Global X Health & Wellness Thematic ETF
Undistributed Ordinary Income	$262,954	$90,231	$104,340	$48,442
Undistributed Long-Term Capital Gain	–	7,657	27,931	–
Capital Loss Carryforwards	(415,179)	–	–	(54,476)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,510,807)	2,150,628	869,087	(431,227)
Other Temporary Differences	–	(2)	–	2
Total Distributable Earnings (Accumulated Losses)	$(2,663,032)	$2,248,514	$1,001,358	$(437,259)

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

5. TAX INFORMATION (continued)

	Global X Funds
	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Undistributed Ordinary Income	$809,107	$844,030	$62,420
Capital Loss Carryforwards	(7,512)	(164,065)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(9,923,638)	5,853,429	(260,373)
Other Temporary Differences	1	1	(1)
Total Distributable Earnings (Accumulated Losses)	$(9,122,042)	$6,533,395	$(197,954)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence Thematic ETF	$83,348,694	$-	$83,348,694
Global X Internet of Things Thematic ETF	552,315	-	552,315
Global X Future Analytics Tech ETF	109,458	-	109,458
Global X Autonomous & Electric Vehicles ETF	415,179	-	415,179
Global X Health & Wellness Thematic ETF	21,376	33,100	54,476
Global X U.S. Infrastructure Development ETF	5,774	1,738	7,512
Global X Conscious Companies ETF	164,065	-	164,065

During the year ended November 30, 2018, the following Fund utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Conscious Companies ETF	$-	$223,860	$223,860

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2019, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Robotics & Artificial Intelligence ETF	$1,892,110,457	$37,076,763	$(430,806,502)	$(393,729,739)
Global X FinTech ETF	411,873,501	34,472,323	(25,599,906)	8,872,417
Global X Internet of Things ETF	88,058,745	7,671,644	(12,501,376)	(4,829,732)
Global X Future Analytics Tech ETF	41,494,476	3,151,320	(4,333,159)	(1,181,839)
Global X Autonomous & Electric Vehicles ETF	15,589,750	435,568	(3,281,123)	(2,845,555)
Global X Genomics & Biotechnology ETF	4,414,028	59,658	(476,430)	(416,772)
Global X Millennials Thematic ETF	45,237,959	4,021,174	(1,704,541)	2,316,633
Global X Longevity Thematic ETF	15,548,711	1,709,757	(1,194,929)	514,828
Global X Health & Wellness Thematic ETF	17,456,272	1,246,394	(1,855,820)	(609,426)
Global X U.S. Infrastructure Development ETF	144,965,079	4,660,375	(21,814,923)	(17,154,548)
Global X Conscious Companies ETF	55,087,351	7,834,681	(2,894,547)	4,940,134
Global X Founder-Run Companies ETF	3,955,142	323,109	(505,813)	(182,704)
Global X Cloud Computing ETF	270,045,092	4,555,901	(7,583,374)	(3,027,473)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

6. CONCENTRATION OF RISKS (continued)
Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index.
The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash or securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is accounted for in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of May 31, 2019, the value of securities on loan was $54,782,328, $55,032,772, $2,553,805, $176,448, $78,508 and $935,766 for the Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Future Analytics Tech ETF, Global X Autonomous & Electric Vehicles ETF, and Global X U.S. Infrastructure Development ETF, respectively and the cash collateral received from securities on loan was $57,707,434, $57,014,411, $2,717,106, $181,790, $81,408 and $977,650 for the Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Future Analytics Tech ETF, Global X Autonomous & Electric Vehicles ETF, and Global X U.S. Infrastructure Development ETF, respectively.
As of May 31, 2019, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Robotics & Artificial Intelligence ETF
Citigroup	$1,440,949	$1,496,095
Credit Suisse	954,771	1,023,155
Goldman Sachs	4,693,750	5,157,376
JPMorgan	22,891,632	23,849,250
Morgan Stanley and Co.	14,619,601	15,489,578
Scotia Capital USA	1,246,429	1,359,640
UBS AG London Branch	210,878	224,707
UBS Securities	8,724,318	9,107,633
Global X FinTech ETF
Barclays Capital	1,444	1,418	(1)
Citigroup	27,861	27,358	(1)
Goldman Sachs	53,346,567	55,358,692
JPMorgan	359,296	352,800	(1)
Morgan Stanley and Co.	1,297,604	1,274,143	(1)

Notes to Financial Statements (unaudited) (continued)
May 31, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Internet of Things ETF
Bofa Securities	$349,355	$368,651
Citigroup	46,176	54,390
Goldman Sachs	105,732	112,140
JPMorgan	2,052,214	2,181,575
Natl Financial Services Corp	328	350
Global X Future Analytics Tech ETF
UBS Securities	176,448	181,790
Global X Autonomous & Electric Vehicles ETF
Barclays Capital	78,508	81,408
Global X U.S. Infrastructure Development ETF
Goldman Sachs	518,520	536,400
JPMorgan	417,246	441,250

(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also

Notes to Financial Statements (unaudited) (concluded)
May 31, 2019

9. REGULATORY MATTERS (continued)
impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
11. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements. end

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2018 to May 31, 2019).

The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$974.20	0.69%	$3.40
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48

Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,143.00	0.68%	$3.63
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,006.40	0.68%	$3.40
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Future Analytics Tech ETF
Actual Fund Return	$1,000.00	$1,070.70	0.69%	$3.56
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$937.90	0.68%	$3.29
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Genomics & Biotechnology ETF*
Actual Fund Return	$1,000.00	$1,000.00	0.68%	$1.08	(2)
Hypothetical 5% Return	1,000.00	1,006.86	0.68	1.08

Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,082.10	0.50%	$2.60
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$983.30	0.50%	$2.47
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$1,015.30	0.50%	$2.51
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$958.00	0.47%	$2.29
Hypothetical 5% Return	1,000.00	1,022.59	0.47	2.37

Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,011.80	0.43%	$2.16
Hypothetical 5% Return	1,000.00	1,022.79	0.43	2.17

Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,028.90	0.58%	$2.93
Hypothetical 5% Return	1,000.00	1,022.04	0.58	2.92

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Cloud Computing ETF**
Actual Fund Return	$1,000.00	$1,000.00	0.68%	$0.95	(3)
Hypothetical 5% Return	1,000.00	1,006.04	0.68	0.95

*	The Fund commenced operations on April 5, 2019.
**	The Fund commenced operations on April 12, 2019.
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period from inception to date).
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 50/365 (to reflect the period from inception to date).

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at in person meetings called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

Approval of the Initial Investment Advisory and Supervision and Administration Agreements

At quarterly meetings held in person on May 23, 2018 and November 13, 2018, respectively (the “New Fund Board Meetings”) of the Board of Trustees (the “Board”) of Global X Funds (the “Trust”) called for the purpose, the Board (including the Independent Trustees of the Trust, voting separately) considered and unanimously approved, (i) the initial approval of the Investment Advisory Agreement (each a “New Fund Investment Advisory Agreement”) for each of the Global X Genomics & Biotechnology ETF and Global X Cloud Computing ETF (each, a “New Fund” and, together, the “New Funds”), and (ii) the initial approval of the Supervision and Administration Agreement between the Trust (each a “New Fund Supervision and Administration Agreement”), on behalf of each New Fund, and Global X Management, LLC (“Global X Management”). Each New Fund Investment Advisory Agreement and each New Fund Supervision and Administration Agreement are referred to herein, collectively, as the “New Fund Agreements.”

In advance of the New Fund Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective New Fund Agreements for each New Fund to be considered at the New Fund Board Meetings, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors at the New Fund Board Meetings, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

Approval of Investment Advisory Agreement (unaudited) (continued)

• the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

• Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;

• Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of the New Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

• the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the date of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

Approval of Investment Advisory Agreement (unaudited) (continued)

• Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

• the unitary fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

• the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

• comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

• the structure of the unified Management Fee (which includes, as one component, the proposed investment advisory fee for each New Fund) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive fee to make the New Fund viable in the marketplace; and

• that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting,

Approval of Investment Advisory Agreement (unaudited) (continued)

legal, transfer agency and printing costs, but that the New Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

• the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

• the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that each New Fund is attractive to investors; and

• that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that approval of the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered at the New Fund Board Meetings any other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

Approval of Investment Advisory Agreement (unaudited) (concluded)

In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

Notes

Notes

600 Lexington Avenue, 20th Floor
New York, NY 10022
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0400

Item 2.    Code of Ethics.
Not applicable for semi-annual report.
Item 3.    Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4.    Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5.    Audit Committee of Listed Registrants.
Not applicable for semi-annual report.
Item 6.    Investments.
Not applicable.
Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8.    Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10.   Submission of Matters to a Vote of Security Holders.
There have been no material changes.
Item 11.   Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Items 13.   Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                                                               Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date:  August 6, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date:  August 6, 2019

By (Signature and Title)*	/s/ Chang Kim Chang Kim Chief Financial Officer

Date:  August 6, 2019
*     Print the name and title of each signing officer under his or her signature.